United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/09

Date of Reporting Period:  Quarter ended 11/30/08

Item 1.                      Schedule of Investments

Federated California Municipal Income Fund

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount	Value

		MUNICIPAL BONDS — 95.3%
		California — 94.5%
$500,000		ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds (Series 2007), 5.00% (Hamlin School), 8/1/2037	$307,565
500,000		ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032	423,770
500,000		Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA, Inc. INS), 9/1/2016	554,300
500,000		Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian Asset Assurance, Inc. INS), 10/1/2023	450,595
605,000		Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	447,851
1,000,000		Brentwood, CA Infrastructure Financing Authority, Infrastructure Refunding Revenue Bonds (Series 2006A), 5.00% (AMBAC Assurance Corporation INS), 9/2/2034	697,610
500,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	473,075
750,000		California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California College of the Arts), 6/1/2035	480,698
1,000,000		California Educational Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Pomona College), 7/1/2045	903,430
1,000,000		California Educational Facilities Authority, Revenue Bonds (Series 2006), 5.00% (University of the Pacific), 11/1/2036	810,040
150,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC Assurance Corporation INS), 4/1/2028	123,953
425,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021	383,699
425,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	410,095
500,000		California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 5.00% (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2036	389,555
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	784,220
500,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	464,420
1,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	847,630
1,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008), 5.25% (Walt Disney Family Museum)/(Original Issue Yield: 5.50%), 2/1/2038	845,350
1,000,000		California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA Insurance Corp. INS), 12/1/2016	944,680
1,000,000	[1]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	720,390
750,000	[1]	California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2014	660,698
700,000		California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	548,226
1,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank LOC)/(Original Issue Yield: 5.323%), 1/1/2014	980,890
20,000		California Rural Home Mortgage Finance Authority, SFM Revenue Bonds, Series 1998 B-4, 6.35% (GNMA Collateralized Home Mortgage Program COL), 12/1/2029	20,397
950,000		California State Public Works Board, Lease Revenue Bonds (Series 2007B), 4.75% (California Community Colleges)/(FGIC INS), 3/1/2032	785,289
15,000		California State, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	14,070
1,000,000		California State, UT GO Bonds (Series 2008), 5.125%, 4/1/2033	874,590
20,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	20,162
1,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	953,330
2,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	1,680,779
1,000,000		California Statewide Communities Development Authority, COPs, 5.50% (Sutter Health)/(FSA, Inc. INS)/(Original Issue Yield: 5.77%), 8/15/2018	1,027,380
475,000	[1]	California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St. Mark's School), 6/1/2028	385,149
390,000	[1]	California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(United States Treasury PRF 9/1/2010 @ 103)/(Original Issue Yield: 6.85%), 9/1/2032	426,754
400,000	[1]	California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875% (Thomas Jefferson School of Law)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 4.93%), 10/1/2035	420,656
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 5.25% (Daughters of Charity Health System), 7/1/2035	633,100
750,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2007A), 5.125% (Front Porch at Walnut Village), 4/1/2037	485,895
500,000	[1]	California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	387,820
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC Assurance Corporation INS), 6/1/2030	861,090
500,000		Capistrano Unified School District, CA Community Facilities District No. 90-2, Special Tax Bonds (Series 2003), 5.875% (Talega Ranch), 9/1/2023	405,130
500,000		Carlsbad, CA Community Facilities District No. 3, Special Tax Bonds (Series 2006), 5.30% (Original Issue Yield: 5.33%), 9/1/2036	326,230
455,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (United States Treasury PRF 7/1/2014@100), 7/1/2024	495,531
1,000,000		Chabot-Las Positas, CA Community College District, UT GO Bonds (Series 2006B), 5.00% (AMBAC Assurance Corporation INS), 8/1/2031	921,000
1,000,000		Chowchilla, CA Redevelopment Agency, Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset Assurance, Inc. INS), 8/1/2037	730,760
250,000		Chula Vista, CA Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A), 6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026	203,060
425,000	[1]	Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%, 9/1/2036	298,031
1,000,000		Daly City, CA HDFA, Mobile Home Park Senior Revenue Bonds (Series 2002A0, 5.85% (Franciscan Acquisition Project)/(United States Treasury PRF 12/15/2013@102)/(Original Issue Yield: 5.95%), 12/15/2032	1,176,340
1,000,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COPs (Series 2008H), 5.00%, 7/1/2028	929,120
1,000,000		El Centro, CA Financing Authority, INS Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%), 3/1/2018	965,090
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	798,130
1,000,000		Fresno Joint Powers Financing Authority, Lease Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 4/1/2038	867,600
1,000,000		Fresno, CA Sewer System, Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 9/1/2025	950,880
1,800,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	1,128,690
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	2,298,579
1,000,000		Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC Assurance Corporation INS), 8/1/2016	1,036,480
320,000		Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (Escrowed In Treasuries COL), 8/1/2011	337,037
500,000		Irvine, CA Assessment District No. 04-20, Special Assessment Bonds (Group One), 5.00% (Original Issue Yield: 5.10%), 9/2/2030	328,420
1,000,000		Irvine, CA Unified School District Financing Authority, Special Tax Revenue Bonds (Series 2005A), 5.00% (AMBAC Assurance Corporation INS), 9/1/2034	782,470
1,000,000	[2]	Kern Community College District, CA, GO Bonds (Series 2006), 4.58% accrual (FSA, Inc. INS)/(Original Issue Yield: 4.58%), 11/1/2023	403,050
845,000		Lancaster, CA Redevelopment Agency, Tax Allocation Bonds (Issue of 2004), 5.00% (SYNCORA GUARANTEE, INC. INS), 12/1/2023	737,871
1,000,000		Lindsay, CA Redevelopment Agency, Refunding Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset Assurance, Inc. INS), 8/1/2025	895,440
500,000		Loma Linda, CA, Hospital Revenue Bonds (Series 2005A), 5.00% (Loma Linda University Medical Center Project), 12/1/2023	358,500
1,000,000		Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	1,002,560
1,000,000		Los Angeles, CA Community College District, GO Bonds (2001 Election 2008 Series E-1), 5.00%, 8/1/2026	960,230
1,000,000		Metropolitan Water District of Southern California, Water Revenue Bonds (Series 2006C), 5.00%, 7/1/2035	931,840
1,000,000		Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (United States Treasury PRF 8/1/2010@100)/(Original Issue Yield: 5.63%), 8/1/2019	1,066,460
500,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2004A), 5.625% (Ladera Ranch)/(Original Issue Yield: 5.65%), 8/15/2034	369,105
500,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	306,965
1,000,000		Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance Corp. INS), 8/1/2030	972,050
500,000		Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	473,000
1,000,000		Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC and MBIA Insurance Corp. INSs)/(Original Issue Yield: 5.78%), 11/1/2020	902,670
600,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	407,808
1,000,000		Rancho Mirage Joint Powers Financing Authority, CA, Revenue Bonds (Series 2004), 5.875% (Eisenhower Medical Center)/(United States Treasury PRF 7/1/2014@100), 7/1/2026	1,148,620
1,000,000		Redondo Beach, CA USD, UT GO Bonds (Series 2008A), 5.125%, 8/1/2037	912,610
1,000,000		Regents of University of California, General Revenue Bonds (Series 2008L), 5.00%, 5/15/2038	894,090
500,000		Riverside, CA Hunter Park Assessment District, LT Obligation Improvement Bonds, 5.20% (Original Issue Yield: 5.25%), 9/2/2036	318,055
1,000,000		Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bond (Series 2008U), 5.00% (FSA, Inc. INS), 8/15/2028	915,450
1,000,000		San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA Collateralized Home Mortgage Program GTD), 12/20/2041	1,026,650
349,000		San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	186,069
1,000,000		San Diego County, CA, COPs, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	934,870
300,000		San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	224,400
200,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Issue 34D), 5.25% (Assured Guaranty Corp. INS), 5/1/2025	192,952
400,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 6, Special Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027	332,876
500,000		San Mateo, CA Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50% (United States Treasury PRF 8/1/2011@100)/(Original Issue Yield: 5.55%), 8/1/2022	547,540
3,250,000	[2]	Sanger, CA Unified School District, UT GO Bonds (Series 2006A), 5.11% accrual (FSA, Inc. INS)/(Original Issue Yield: 5.11%), 8/1/2029	874,738
1,000,000		Santa Barbara CCD, CA, UT GO Bonds (Series 2008A), 5.25%, 8/1/2028	984,260
1,000,000		Santa Clara County, CA Housing Authority, MFH Revenue Bonds (Series 2001A), 5.85% (River Town Apartments Project), 8/1/2031	878,330
1,000,000		South Orange County, CA Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA, Inc. INS)/(Original Issue Yield: 5.85%), 9/2/2018	1,029,780
400,000		Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(United States Treasury PRF 9/1/2012@102)/(Original Issue Yield: 6.43%), 9/1/2032	463,688
1,000,000		Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	839,170
1,000,000		Vallejo, CA Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021	987,450
1,000,000		Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	818,870
410,000		Watsonville, CA, Insured Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 6.225%), 7/1/2012	440,971
1,000,000		West Sacramento, CA Financing Authority, Special Tax Revenue Bonds (Series 2006A), 5.00% (SYNCORA GUARANTEE, INC. INS), 9/1/2026	847,910
1,000,000		Whittier, CA Health Facility Revenue Bonds, (Series 2002), 5.75% (Presbyterian Intercommunity Hospital)/(United States Treasury PRF 6/1/2012@101)/(Original Issue Yield: 5.80%), 6/1/2031	1,130,160
		TOTAL	64,324,837
		Puerto Rico—0.8%
595,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	518,424
		TOTAL MUNICIPAL BONDS …….(IDENTIFIED COST $74,028,252)	64,843,261
		SHORT-TERM MUNICIPALS 4.5%[3]
		California—4.5%
2,700,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 8.000%, 12/1/2008	2,700,000
300,000		California PCFA, (Series 1996E) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 12/1/2008	300,000
100,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System) and Royal Bank of Canada, Montreal LIQs), 0.500%, 12/4/2008	100,000
		TOTAL SHORT-TERM MUNICIPALS …….(AT AMORTIZED COST)	3,100,000
		TOTAL INVESTMENTS—99.8% …….(IDENTIFIED COST $77,128,252)[4]	67,943,261
		OTHER ASSETS AND LIABILITIES – NET – 0.2%[5]	128,066
		TOTAL NET ASSETS – 100%	$68,071,327

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.3% of the portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2008, these restricted securities amounted to $3,299,498 which represented 4.8% of total net assets.

2	Zero coupon bond, reflects effective rate at time of purchase.
3	Current rate and next reset date shown on Variable Rate Demand Notes.
4
At November 30, 2008, the cost of investments for federal tax purposes was $77,128,252.  The net unrealized depreciation of investments for federal tax purposes was $9,184,991.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,348,138 and net unrealized depreciation from investments for those securities having and excess of cost over value of $10,533,129.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustee

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                                Investments in
Securities
        Level 1 – Quoted Prices                                                                                     $                   0
        Level 2 – Other Significant Observable Inputs                                                                                                     67,943,261
        Level 3 – Significant Unobservable Inputs                                                                                                                     0
        Total                                                                           $   67,943,261

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multi-Family Housing
PCFA	--Pollution Control Financing Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Federated Michigan Intermediate Municipal Trust

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS—100.3%
		Michigan—100.0%
$1,000,000		Allendale, MI Public School District, UT GO Bonds, 5.00% (FSA INS), 5/1/2021	$1,006,110
500,000		Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (GTD by Q-SBLF), 5/1/2014	534,115
1,000,000		Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (GTD by Q-SBLF), 5/1/2017	1,068,230
365,000		Anchor Bay, MI School District, School Building & Site UT GO Bonds (Series II), 6.125% (FGIC and MBIA Insurance Corp. INS), 5/1/2011	394,090
1,070,000		Anchor Bay, MI School District, UT GO Bonds (Series 1999I), 5.75% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.80%), 5/1/2014	1,091,090
1,300,000		Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2019	1,333,995
880,000		Ann Arbor, MI Water Supply System, Refunding Revenue Bonds (Series Y), 5.00% (MBIA Insurance Corp. INS), 2/1/2010	911,610
955,000		Ann Arbor, MI, Court and Police Facilities LT GO Capital Improvement Bonds, 4.75%, 5/1/2025	900,832
1,125,000		Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2021	1,134,180
1,060,000		Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2023	1,046,771
800,000		Avondale, MI School District, School Building & Site UT GO Bonds, 5.00% (GTD by Q-SBLF), 5/1/2010	832,288
1,000,000		Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2022	998,310
1,090,000		Boyne City, MI Public School District, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.70%), 5/1/2014	1,110,939
1,000,000		Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (FSA INS), 5/1/2019	1,028,690
1,215,000		Bridgeport Spaulding, MI Community School District, UT GO Bonds, 5.50% (GTD by Q-SBLF), 5/1/2015	1,297,899
220,000		Calumet Laurium & Keweenah Public Schools, MI, UT GO Bonds, 3.75% (GTD by Q-SBLF)/(FSA INS), 5/1/2013	225,135
455,000		Calumet Laurium & Keweenah Public Schools, MI, UT GO Refunding Bonds, 4.00% (GTD by Q-SBLF)/(FSA INS), 5/1/2014	469,028
100,000		Canton Charter Township, MI, LT GO Bonds, 5.00% (FSA INS), 4/1/2014	107,878
1,245,000		Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (GTD by Q-SBLF), 5/1/2016	1,314,085
500,000		Chippewa Valley, MI Schools, UT GO Refunding Bonds, 5.00% (GTD by Q-SBLF)/(FSA INS), 5/1/2014	539,755
1,000,000		Clarkston Community Schools, MI, UT GO Bonds, 5.25% (United States Treasury PRF 5/1/2013@100), 5/1/2029	1,107,430
515,000		Coldwater, MI Electric Utility, Refunding Revenue Bonds, 4.50% (Syncora Guarantee, Inc. INS), 8/1/2011	501,867
570,000		Coldwater, MI Electric Utility, Refunding Revenue Bonds, 4.50% (Syncora Guarantee, Inc. INS), 8/1/2013	535,903
1,400,000		Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2021	1,407,714
1,250,000		Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2022	1,247,887
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,108,160
1,500,000		Detroit, MI Sewage Disposal System, Refunding Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2016	1,585,125
1,000,000		Detroit, MI Water Supply System, Revenue Bonds (Series A), 5.00% (FSA INS), 7/1/2015	1,058,590
1,000,000		Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 1999A), 5.75% (United States Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.84%), 7/1/2019	1,053,760
1,000,000		Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2005-B), 5.50% (Berkshire Hathaway Assurance Corp. INS), 7/1/2020	1,047,770
2,000,000		Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (FSA INS), 7/1/2018	2,039,140
1,335,000		Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010	1,369,123
1,000,000		Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019	1,009,170
2,000,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2021	1,916,820
1,000,000		Detroit, MI, UT GO Bonds, (Series A-1), 5.375% (MBIA Insurance Corp. INS), 4/1/2017	1,006,010
1,120,000		Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2015	1,174,130
1,000,000		Detroit/Wayne County, MI Stadium Authority, Revenue Bonds, 5.25% (FGIC and MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 2/1/2011	1,003,110
1,000,000		Dickinson County, MI Economic Development Corp., Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.75% (International Paper Co.), 6/1/2016	858,090
2,000,000		Dickinson County, MI Economic Development Corp., Refunding PCRBs (Series 2004A), 4.80% (International Paper Co.), 11/1/2018	1,489,000
1,925,000		East Grand Rapids, MI Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (GTD by Q-SBLF), 5/1/2019	2,006,870
250,000		Essexville-Hampton, MI Public Schools, UT GO Refunding Bonds, 4.00% (GTD by Q-SBLF)/(FSA INS), 5/1/2014	255,960
330,000		Fremont, MI Public School District, UT GO Refunding Bonds, 3.25% (GTD by Q-SBLF)/(FSA INS), 5/1/2013	330,940
1,005,000		Gerrish-Higgins School District, MI, School Building & Site UT GO Bonds (Series 2008), 5.00% (Assured Guaranty Corp. INS), 5/1/2021	1,008,708
1,055,000		Gerrish-Higgins School District, MI, School Building & Site UT GO Bonds (Series 2008), 5.00% (Assured Guaranty Corp. INS), 5/1/2022	1,049,145
395,000		Goodrich, MI Area School District, UT GO Refunding Bonds, 3.50% (GTD by Q-SBLF)/(FSA INS), 5/1/2013	399,847
245,000		Grand Haven, MI, UT GO Bonds, 3.75% (FSA INS), 4/1/2016	245,507
605,000		Grand Rapids & Kent County, MI Joint Building Authority, LT GO Refunding Bonds, 5.50%, 10/1/2009	626,447
1,415,000		Grand Rapids, MI Sanitary Sewer System, Improvement Revenue Bonds (Series 2008), 5.00%, 1/1/2023	1,403,638
1,000,000		Hartland, MI Consolidated School District, Refunding UT GO Bonds, 5.375% (GTD by Q-SBLF), 5/1/2016	1,040,600
1,650,000		Hartland, MI Consolidated School District, UT GO Bonds, 5.75% (GTD by Q-SBLF), 5/1/2010	1,732,681
1,375,000		Howell, MI Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (GTD by Q-SBLF), 5/1/2014	1,438,264
1,575,000		Howell, MI Public Schools, Refunding UT GO Bonds, 5.25% (GTD by Q-SBLF), 5/1/2017	1,647,466
2,000,000		Howell, MI Public Schools, UT GO Bonds, 5.875% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.95%), 5/1/2022	2,040,740
2,000,000		Jackson County, MI Public Schools, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.70%), 5/1/2019	2,107,580
1,575,000		Jenison, MI Public Schools, UT GO Refunding Bonds, 5.25% (FGIC and MBIA Insurance Corp. INSs), 5/1/2011	1,648,742
1,000,000		Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018	1,043,030
450,000		Kalamazoo, MI Water Revenue, Refunding Revenue Bonds, 5.00% (AMBAC INS), 9/1/2014	485,951
510,000		Kalamazoo, MI Water Revenue, Refunding Revenue Bonds, 5.00% (AMBAC INS), 9/1/2015	550,341
1,785,000		Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,797,906
1,345,000		Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020	1,376,998
1,250,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital ), 7/1/2020	1,034,800
1,075,000		Kent Hospital Finance Authority, MI, Refunding Revenue Bonds (Series A), 5.25% (Spectrum Health), 1/15/2009	1,078,806
600,000		Kent Hospital Finance Authority, MI, Refunding Revenue Bonds (Series B), 5.00% (Spectrum Health), 7/15/2011	614,814
1,000,000		Lake Orion, MI School District, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.89%), 5/1/2015	1,054,870
1,700,000		Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021	1,690,616
2,275,000		Lakeview, MI Public School District, Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2017	2,412,888
1,000,000		Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (GTD by Q-SBLF), 5/1/2020	1,013,230
1,000,000		Marshall, MI Public School District, UT GO Refunding Bonds, 4.00% (Syncora Guarantee, Inc. INS), 5/1/2013	1,031,910
1,200,000		Marysville, MI Public School District, School Building & Site UT GO Bonds (Series 2007), 5.00% (FSA INS), 5/1/2022	1,197,972
2,000,000		Mattawan, MI Consolidated School District, UT GO Bonds, 5.65% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.67%), 5/1/2018	2,108,980
200,000		Michigan Higher Education Student Loan Authority, Revenue Bonds (Series XII-W), 4.75% (AMBAC INS), 3/1/2009	194,400
1,000,000		Michigan Higher Education Student Loan Authority, Revenue Bonds (Series XVII-I, 3.65% (AMBAC INS), 3/1/2010	947,670
1,000,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School District)/(FSA INS), 6/1/2015	1,067,310
1,000,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2007B), 5.00% (AMBAC INS), 12/1/2013	1,034,510
1,000,000		Michigan Municipal Bond Authority, Revenue Bonds (Series C), 5.00%, 5/1/2010	1,040,360
1,000,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.00%, 10/1/2013	1,086,650
2,190,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund)/(United States Treasury PRF 10/1/2009@101), 10/1/2013	2,293,499
1,000,000		Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	987,460
2,000,000	[1]	Michigan State Building Authority, Revenue Bonds (Series 2006 IA)/(FGIC and MBIA Insurance Corp. INS) 4.77%, 10/15/2021	865,680
1,000,000		Michigan State Building Authority, Refunding Revenue Bonds (Series I), 5.00% TOBs, Mandatory Tender 10/15/2011	1,047,770
1,100,000		Michigan State Building Authority, Refunding Revenue Bonds, (Series 1), 4.75% (Original Issue Yield: 4.98%), 10/15/2018	1,095,402
950,000		Michigan State Comprehensive Transportation Board, Refunding Revenue Bonds (Series A), 5.25% (FSA INS), 5/15/2011	1,015,122
1,000,000		Michigan State Department of Transportation, Grant Anticipation Bonds, 4.25% (FSA INS), 9/15/2012	1,030,250
1,275,000		Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A), 5.00% (Oakwood Obligated Group), 7/15/2018	1,147,194
1,000,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette General Hospital, MI), 5/15/2012	965,640
1,000,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette General Hospital, MI), 5/15/2013	953,350
2,000,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00% (MidMichigan Obligated Group), 4/15/2026	1,577,500
1,000,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2021	817,280
1,300,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI), 3/1/2016	1,288,625
1,175,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020	1,172,015
1,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	1,004,630
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System)/(United States Treasury COL)/(Original Issue Yield: 5.55%), 8/15/2014	2,164,480
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	2,052,860
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care Corp.), 8/1/2020	1,821,120
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare Credit Group), 12/1/2026	1,745,720
905,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 5.00% (Marquette General Hospital, MI), 5/15/2010	899,507
530,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.00% (Oakwood Healthcare System), 7/15/2011	529,608
250,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2014	238,215
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (Chelsea Community Hospital)/(Original Issue Yield: 5.30%), 5/15/2012	971,080
250,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2012	249,312
500,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2017	471,000
450,000		Michigan State Hospital Financial Authority, Revenue Bonds (Series A), 4.15% (Holland Community Hospital), 1/1/2012	438,295
3,500,000		Michigan State House of Representatives, COP, 5.29% (Capitol Outlook LLC)/(United States Treasury COL)/(Original Issue Yield: 5.29%), 8/15/2022	1,696,730
195,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.00% (FSA INS), 10/1/2012	191,229
145,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.00% (FSA INS)/(Go of Authority LOC), 4/1/2012	142,868
210,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.05% (FSA INS), 10/1/2013	202,562
100,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.05% (FSA INS), 4/1/2013	96,881
500,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series D), 3.75%, 10/1/2011	493,025
710,000		Michigan State Housing Development Authority, MFH Revenue Bonds, 3.50% (FSA INS), 10/15/2009	715,488
500,000		Michigan State South Central Power Agency, Power Supply Refunding Revenue Bonds, 4.50% (AMBAC INS), 11/1/2011	513,675
820,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	800,172
2,000,000		Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2014	1,609,660
175,000		Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	157,054
1,000,000		Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series 2002), 4.625% (Waste Management, Inc.), 12/1/2012	877,570
1,000,000		Michigan State Strategic Fund, Solid Waste Refunding LO Revenue Bonds, 4.50% (Waste Management, Inc.), 12/1/2013	855,640
1,000,000		Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011@100), 11/1/2018	1,090,770
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS and MBIA INS), 11/1/2014	1,079,950
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 9/1/2014	1,073,950
450,000		Michigan State University, Revenue Bonds (Series A), 4.00% (AMBAC INS), 2/15/2012	465,210
2,000,000		Michigan State, COP (Series A), 5.00% TOBs (MBIA Insurance Corp. INS), Mandatory Tender 9/1/2011	2,099,200
2,000,000		Michigan State, Environmental Program & Refunding UT GO Bonds (Series 2008A), 5.00%, 5/1/2016	2,134,880
2,000,000		Michigan Technological University Board of Control, General Revenue & Refunding Revenue Bonds (Series 2008), 5.25% (Assured Guaranty Corp. INS), 10/1/2018	2,136,140
1,250,000		Milan, MI Area Schools, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.86%), 5/1/2020	1,319,862
1,075,000		Mount Clemens, MI Community School District, UT GO Bonds, 5.50% (United States Treasury PRF 11/1/2011@100), 5/1/2012	1,174,814
500,000		Northview Michigan Public School District, Refunding UT GO Bonds, 5.00% (FSA INS), 5/1/2019	517,460
600,000		Novi, MI Community School District, School Building & Site UT GO Bonds, 4.00% (MBIA Insurance Corp. INS), 5/1/2014	617,298
525,000		Ovid Elsie, MI Area Schools, UT GO Refunding Bonds, 4.00% (GTD by Q-SBLF)/(FSA INS), 5/1/2015	538,062
1,080,000		Plainwell, MI Community School District, School Building & Site UT GO Bonds (Series 2008), 5.00% (Assured Guaranty Corp. INS), 5/1/2020	1,096,999
250,000		Portage, MI Public Schools, UT GO Bonds, 3.25% (FSA INS), 5/1/2013	250,917
1,170,000		Romulus, MI Community Schools, UT GO Bonds, 6.00% (United States Treasury PRF 5/1/2009@100), 5/1/2011	1,194,453
1,130,000		Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (FSA INS), 11/1/2022	1,126,926
1,100,000		Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (FSA INS), 5/1/2021	1,106,061
1,000,000		Saginaw, MI Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2004G), 5.00% (Covenant Medical Center, Inc.), 7/1/2017	941,890
1,500,000		Saginaw, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant Medical Center, Inc.)/(MBIA Insurance Corp. INS), 7/1/2013	1,516,035
5,000,000		Saginaw, MI Hospital Finance Authority, Revenue Bonds, (Series F), 6.50% (Covenant Medical Center, Inc.)/(Original Issue Yield: 6.645%), 7/1/2030	4,948,150
675,000		South Lyon, MI Community School District, UT GO Bonds (Series II), 5.25% (United States Treasury PRF 5/1/2014@100), 5/1/2018	752,895
1,130,000		Taylor, MI Building Authority, Refunding LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2015	1,196,342
1,350,000		Thornapple Kellogg, MI School District, School Building & Site Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2022	1,342,508
1,250,000		Trenton, MI Building Authority, LT GO Bonds, 5.625% (United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 5.73%), 10/1/2021	1,347,813
2,000,000		Troy, MI City School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2020	2,025,900
510,000		University of Michigan, Refunding Revenue Bonds, 5.00%, 12/1/2009	525,922
500,000		Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2017	531,770
1,625,000		Warren Woods, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018	1,694,924
750,000		Warren, MI Consolidated School District, UT GO Refunding Bonds, 5.00% (FSA INS), 5/1/2016	805,073
2,000,000		Wayne County, MI Airport Authority, Airport Refunding Revenue Bonds, 5.00% (FGIC and MBIA Insurance Corp. INS), 12/1/2022	1,830,000
1,000,000		Wayne County, MI Airport Authority, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2009	1,000,380
1,000,000		Wayne County, MI Community College, LT GO Bonds, 5.25% (MBIA Insurance Corp. INS), 7/1/2009	1,018,760
2,000,000		Wayne State University, MI, General Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/15/2019	2,065,100
1,000,000		Wayne Westland Community Schools, MI, UT GO Refunding Bonds, 5.00% (GTD by Q-SBLF)/(FSA INS), 5/1/2010	1,040,360
1,775,000		West Bloomfield, MI School District, Refunding UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2011@100), 5/1/2015	1,915,172
900,000		West Bloomfield, MI School District, UT GO Bonds, 5.70% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.75%), 5/1/2014	949,671
1,000,000		West Branch Rose City, MI Area School District, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.60%), 5/1/2017	1,018,780
1,025,000		Whitehall, MI District Schools, UT GO Bonds, 5.50% (United States Treasury PRF 11/1/2011@100), 5/1/2016	1,120,171
600,000		Wyandotte, MI Electric Authority, Revenue Bonds (Series A), 4.50% (MBIA Insurance Corp. INS), 10/1/2011	584,220
600,000		Wyandotte, MI Electric Authority, Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 10/1/2012	584,334
2,350,000		Ypsilanti, MI School District, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2023	2,320,672
280,000		Zeeland, MI Water Systems, Refunding Revenue Bonds, 4.00%, 10/1/2009	281,627
		TOTAL	172,287,565
		Puerto Rico--0.3%
500,000		Puerto Rico Government Development Bank (GDB), Revenue Bonds (Series C), 5.25%, 1/1/2015	475,930
		TOTAL MUNICIPAL BONDS – 100.3% (IDENTIFIED COST $176,369,117)[2]	172,763,495
		OTHER ASSETS AND LIABILITIES – NET – (0.3)%[3]	(533,099)
		TOTAL NET ASSETS – 100%	$172,230,396

Securities that are subject to the federal alternative minimum tax (AMT) represent 6.3% of the Fund’s portfolio as calculated based upon total market value.

1	Zero coupon bond, reflects effective rate at time of purchase.
2
At November 30, 2008, the cost of investments for federal tax purposes was $176,325,813. The net unrealized depreciation of investments for federal tax purposes was $3,562,318. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,519,798 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,082,116.

3	Assets, other than investments in securities, less liabilities.

Note:           The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for municipal mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ --
Level 2 – Other Significant Observable Inputs	172,763,495
Level 3 – Significant Unobservable Inputs	--
Total	$ 172,763,495

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LO	--Limited Obligation
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multi-Family Housing
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
Q-SBLF	--Qualified State Bond Loan Fund
TOBs	--Tender Option Bonds
UT	--Unlimited Tax

Federated Municipal High Yield Advantage Fund

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount	Value

		MUNICIPAL BONDS --96.8%
		Alabama--1.6%
$2,000,000		Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20% (International Paper Co.), 6/1/2025	$1,220,220
2,000,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facility Revenue Bonds (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043	1,218,120
2,000,000		Mobile County, AL IDA, EDRBs (Series 2000), 6.875% TOBs (Ipsco, Inc.)/(United States Treasury PRF), Mandatory Tender 5/1/2010	2,116,040
545,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.25% (Jackson Hospital & Clinic, Inc.), 3/1/2036	376,077
2,100,000		Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical Center)/(Original Issue Yield: 6.05%), 8/1/2035	1,438,605
		TOTAL	6,369,062
		Alaska--0.4%
1,000,000		Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series 2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036	633,000
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	980,986
		TOTAL	1,613,986
		Arizona--1.7%
6,680,000	[1]	Arizona Health Facilities Authority, RITES (PA-1454), 1.00% (Phoenix Children's Hospital), 2/2/2015	4,074,800
2,500,000		Phoenix, AZ Civic Improvement Corp., Senior Lien Airport Revenue Bonds (Series 2008A), 5.00%, 7/1/2028	2,300,475
1,000,000	[1]	Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005), 6.00%, 7/1/2030	698,410
		TOTAL	7,073,685
		California--3.9%
2,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008), 5.25% (Walt Disney Family Museum)/(Original Issue Yield: 5.50%), 2/1/2038	1,690,700
1,000,000	[1]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	670,880
1,000,000	[1]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	720,390
1,245,000	[1]	California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	974,586
2,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2007A), 5.125% (Front Porch at Walnut Village), 4/1/2037	1,295,720
955,000	[1]	California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	726,144
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State), 6/1/2045	1,460,760
530,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	332,336
6,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047	3,372,780
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90% (United States Treasury PRF 6/1/2013@100), 6/1/2042	895,987
1,000,000		Los Angeles, CA Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	723,300
2,000,000		Los Angeles, CA Regional Airport Improvement Corp., Lease Revenue Bonds (Series C), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	1,449,940
1,000,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	613,930
349,000	[3]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	186,069
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	724,440
		TOTAL	15,837,962
		Colorado--9.1%
1,500,000		Aspen Grove, CO Business Improvement District, LT GO Bonds (Series 2001), 7.625% (United States Treasury PRF 12/1/2011@101), 12/1/2025	1,703,430
2,000,000		Aurora, CO, Hospital Revenue Bonds (Series 2004C), 4.625% (Children's Hospital Association, CO)/(FSA INS)/(Original Issue Yield: 4.813%), 12/1/2029	1,686,680
2,000,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	1,316,840
1,500,000		Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035	970,080
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(United States Treasury PRF 8/15/2011@100)/(Original Issue Yield: 8.00%), 8/15/2031	1,711,035
970,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2005), 6.50% (Knowledge Quest Academy), 5/1/2036	730,788
800,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.70% (Windsor Charter Academy)/(Original Issue Yield: 5.70%), 5/1/2037	530,624
860,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.75% (Northeast Academy Charter School), 5/15/2037	584,336
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Monument Academy Charter School), 10/1/2037	689,080
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(United States Treasury PRF 6/1/2011@100)/(Original Issue Yield: 7.50%), 6/1/2031	1,119,110
500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(United States Treasury PRF 3/1/2010@100)/(Original Issue Yield: 7.50%), 3/1/2032	534,240
760,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50% (Excel Academy)/(United States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 7.75%), 12/1/2033	875,262
800,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028	708,584
1,000,000		Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037	549,680
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	826,210
4,250,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 5.05%), 12/1/2035	2,748,092
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2006A), 5.75% (Christian Living Communities), 1/1/2037	605,370
2,000,000		Colorado Springs Urban Renewal Authority, Tax Increment Revenue Bonds (Series 2007), 7.00% (University Village Colorado), 12/1/2029	1,541,180
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75% (United States Treasury PRF 12/1/2013@102), 12/1/2034	1,197,660
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	1,232,520
1,335,000		Conservatory Metropolitan District, CO, Refunding & Improvement LT GO Bonds, 5.125% (Radian Asset Assurance, Inc. INS), 12/1/2037	991,998
500,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (United States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 6.05%), 12/1/2031	553,675
1,125,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2007D1), 5.50% (MBIA Insurance Corp. INS), 9/1/2024	962,449
450,000		Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	347,796
1,000,000		Granby Ranch, CO Metropolitan District, LT GO Bonds (Series 2006), 6.75%, 12/1/2036	703,050
500,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds (Series 2006), 7.00% (United States Treasury PRF 12/1/2013@102), 12/1/2036	597,610
1,000,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875% (United States Treasury PRF 12/1/2013@102), 12/1/2033	1,233,130
1,770,000		Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.00%, 12/1/2026	1,184,112
2,235,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035	1,471,569
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Original Issue Yield: 6.63%), 11/15/2028	1,555,160
1,500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.18%), 12/1/2034	1,826,175
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2001B), 8.00% (United States Treasury PRF 12/1/2011@101), 12/1/2021	2,334,340
2,000,000		Tallgrass Metropolitan District, CO, Refunding & Improvement LT GO Bonds (Series 2007), 5.25%, 12/1/2037	1,211,140
		TOTAL	36,833,005
		Connecticut--0.3%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	883,100
800,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health Network)/(Radian Asset Assurance, Inc. INS), 7/1/2030	546,776
		TOTAL	1,429,876
		District of Columbia--0.1%
25,000,000	[4]	District of Columbia Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds (Series 2006), 8.64%, 6/15/2046	536,000
		Florida--7.1%
3,000,000		Alachua County, FL, EDRBs (Series 2007A), 5.875% (North Florida Retirement Village, Inc,), 11/15/2042	1,952,850
1,480,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036	852,140
1,000,000		Ave Maria Stewardship Community District, FL, Capital Improvement Revenue Bonds (Series 2006A), 5.125% (Original Issue Yield: 5.15%), 5/1/2038	540,030
109,218	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 6.25% (Atlantic Housing Foundation Properties), 7/1/2040	60,954
1,000,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033	1,237,570
795,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	503,839
970,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006), 5.375%, 5/1/2036	591,186
320,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	293,610
385,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	353,291
3,000,000		Grand Bay at Doral Community Development District, FL, Special Assessment Bonds (Series 2007B), 6.00%, 5/1/2017	2,256,870
1,000,000		Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds (Series 2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036	610,210
610,000		Harbor Bay, FL Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	578,530
1,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System/Sunbelt Obligated Group)/(United States Treasury PRF 11/15/2011@101)/(Original Issue Yield: 6.026%), 11/15/2031	1,111,710
990,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	731,234
2,000,000		Lee County, FL IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	1,591,900
855,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	725,348
1,000,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	838,430
1,100,000		Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2023	1,027,675
1,000,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	648,310
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2008C), 5.25% (Orlando Regional Healthcare System)/(Original Issue Yield: 5.42%), 10/1/2035	1,497,640
930,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (United States Treasury PRF 5/1/2011@101)/(Original Issue Yield: 7.00%), 5/1/2033	1,022,786
600,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	420,498
2,000,000	[1]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	1,522,080
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	819,460
1,200,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,093,800
700,000		Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005), 5.00%, 5/1/2015	341,362
1,740,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,088,770
1,000,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.55% (Original Issue Yield: 6.60%), 5/1/2027	781,450
490,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005A), 5.55%, 5/1/2036	289,864
335,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.25%, 5/1/2016	256,613
990,000		Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006A), 5.40%, 5/1/2037	577,734
835,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	682,128
1,630,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2025	1,362,403
495,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	348,539
		TOTAL	28,610,814
		Georgia--1.7%
1,520,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 7.90%), 12/1/2014	1,697,004
770,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	538,261
1,225,000		Atlanta, GA, Tax Allocation Bonds (Series 2006), 5.50% (Princeton Lakes), 1/1/2031	836,712
1,000,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series A), 5.15%, 1/1/2035	663,560
750,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series B), 5.35%, 1/1/2028	531,735
1,845,000		Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	1,441,332
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	591,180
1,000,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring Harbor at Green Island), 7/1/2037	605,690
		TOTAL	6,905,474
		Guam--0.2%
1,000,000		Guam Government, UT GO Bonds (Series 2007A), 5.25% (Original Issue Yield: 5.45%), 11/15/2037	646,800
		Hawaii--0.5%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	982,410
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	919,620
		TOTAL	1,902,030
		Illinois--2.7%
625,000		Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005), 5.90% (Forest City Project)/(Original Issue Yield: 5.90%), 3/1/2027	484,156
415,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	266,127
1,335,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/1/2032	1,133,949
250,000		Illinois Finance Authority, BANs (Series 2007), 13.00% (GreenFields of Geneva (Tallgrass)), 2/15/2012	235,195
1,000,000		Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living Facility), 12/1/2041	703,930
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	627,320
1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	845,137
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.125% (Clare at Water Tower)/(Original Issue Yield: 6.25%), 5/15/2038	1,317,540
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,057,035
1,500,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.125% (Proctor Hospital)/(Original Issue Yield: 5.20%), 1/1/2025	1,054,185
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	622,260
1,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive Living LLC), 11/15/2036	621,590
1,000,000		Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline SLF), 12/1/2041	693,320
1,500,000		Will-Kankakee, IL Regional Development Authority, MFH Revenue Bonds (Series 2007), 7.00% (Senior Estates Supportive Living), 12/1/2042	1,196,325
		TOTAL	10,858,069
		Indiana --2.8%
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	690,570
2,000,000		Indiana Bond Bank, Index Rate Special Program Gas Revenue Bonds (Series 2007B-2), 1.69% (Indiana Municipal Gas Purchasing Authority, Inc.), 10/15/2022	1,240,000
2,000,000		Indiana Health & Educational Facility Financing Authority, Hospital Revenue Bonds (Series 2007), 5.50% (Community Foundation of Northwest Indiana), 3/1/2037	1,392,800
730,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031	624,165
2,270,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/(United States Treasury PRF 8/1/2011@101)/ (Original Issue Yield: 6.68%), 8/1/2031	2,526,147
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	1,359,040
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 2003), 5.70% (Northern Indiana Public Service Company)/(AMBAC INS), 7/1/2017	944,440
1,000,000		South Bend, IN, EDRBs (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	732,320
1,355,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	936,603
1,000,000		Vigo County, IN Hospital Authority, Hospital Revenue Bond (Series 2007), 5.80% (Union Hospital)/(Original Issue Yield: 5.82%), 9/1/2047	645,140
		TOTAL	11,091,225
		Iowa--1.1%
375,000		Bremer County, IA Retirement Facilities, Retirement Facility Revenue Bonds (Series 2005A), 5.375% (Bartels Lutheran Retirement Community)/(Original Issue Yield: 5.45%), 11/15/2027	241,826
2,000,000		Iowa Finance Authority, Senior Housing Revenue Bonds (Series 2007A), 5.625% (Wedum Walnut Ridge LLC)/(Original Issue Yield: 5.70%), 12/1/2045	1,112,060
1,715,000		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.50% (Deerfield Retirement Community, Inc.), 11/15/2037	983,741
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(United States Treasury PRF 10/1/2012@100)/(Original Issue Yield: 6.40%), 10/1/2022	1,978,887
		TOTAL	4,316,514
		Kansas--2.3%
1,100,000		Labette County, KS, Hospital Refunding & Improvement Revenue Bonds (Series 2007A), 5.75% (Labette Health), 9/1/2037	753,973
1,430,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	1,372,442
1,000,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/ (Original Issue Yield: 5.55%), 8/1/2021	729,900
2,015,000		Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	1,619,637
1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(United States Treasury PRF 5/15/2010@102)/(Original Issue Yield: 8.25%), 5/15/2030	1,106,710
2,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus, Inc.), 11/15/2038	1,380,920
2,000,000		Overland Park, KS Development Corp., First Tier Revenue Bonds (Series 2000A), 7.375% (Overland Park Convention Center Hotel Project)/(United States Treasury PRF 1/1/2011 @101))/(Original Issue Yield: 7.50%), 1/1/2032	2,219,460
260,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	270,447
		TOTAL	9,453,489
		Kentucky--0.7%
2,000,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	1,462,380
435,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	386,767
1,000,000		Kentucky EDFA, Revenue Bonds (Series 2008A-1), 6.00% (Louisville Arena Authority, Inc.)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 6.12%), 12/1/2038	940,610
		TOTAL	2,789,757
		Louisiana--1.7%
1,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, (Series A), 5.00% (International Paper Co.), 11/1/2018	702,130
985,000		Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	800,312
2,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/ (Original Issue Yield: 7.75%), 10/1/2022	1,677,360
3,000,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	1,901,850
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States Louisiana LLC), 9/1/2028	1,783,740
		TOTAL	6,865,392
		Maryland--0.6%
555,000		Baltimore, MD, Special Obligation Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	426,812
925,000		Maryland State Economic Development Corp., Health and Mental Hygiene Providers Facilities Acquisition Program Revenue Bonds (Series 2000A), 7.75% (Baltimore Association for Retarded Citizens, Inc. Project)/(Original Issue Yield: 7.85%), 3/1/2025	885,410
395,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	259,969
1,100,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	664,895
500,000		Maryland State IDFA, EDRBs (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	349,570
		TOTAL	2,586,656
		Massachusetts--1.8%
1,500,000		Massachusetts Development Finance Agency, Revenue Bonds (Series 2007A), 5.75% (Linden Ponds, Inc.), 11/15/2042	917,430
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	1,484,020
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	1,556,660
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments)/(United States Treasury PRF 12/15/2012@102), 12/15/2031	2,478,180
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	782,770
		TOTAL	7,219,060
		Michigan--2.2%
1,000,000		Dearborn, MI Economic Development Corp., Revenue Refunding Bonds, 7.125% (Henry Ford Village)/(Original Issue Yield: 7.25%), 11/15/2043	795,150
2,000,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	1,785,360
1,000,000		Iron River, MI Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2008), 6.50% (Iron County Community Hospitals, Inc.)/(Original Issue Yield: 6.61%), 5/15/2033	763,930
1,500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	1,175,445
500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea Community Hospital)/(Original Issue Yield: 5.07%), 5/15/2037	309,015
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048	3,154,400
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,014,180
		TOTAL	8,997,480
		Minnesota--3.7%
1,000,000		Baytown Township, MN , Lease Revenue Bonds (Series 2008A), 7.00% (St. Croix Preparatory Academy)/(Original Issue Yield: 7.05%), 8/1/2038	796,450
4,000,000		Becker, MN, PCRBs (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030	4,206,120
1,300,000		Meeker County, MN, Gross Revenue Hospital Facilities Bonds (Series 2007), 5.75% (Meeker County Memorial Hospital), 11/1/2037	915,083
1,000,000		Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International Language Academy), 5/1/2035	724,200
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033	398,920
3,000,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.25% (HealthPartners Obligated Group), 5/15/2036	1,999,260
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	825,580
2,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	1,653,880
1,865,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.00% (Bluffview Montessori School Project), 11/1/2027	1,422,678
2,920,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.15% (Bluffview Montessori School Project), 11/1/2037	2,113,262
		TOTAL	15,055,433
		Mississippi--0.5%
2,500,000		Mississippi Business Finance Corp., PCRBs, 5.875% (System Energy Resources, Inc.)/ (Original Issue Yield: 5.934%), 4/1/2022	1,976,000
		Missouri--2.2%
2,590,000		Cass County, MO, Hospital Revenue Bonds (Series 2007), 5.625% (Cass Medical Center), 5/1/2038	1,723,671
2,445,000	[1]	Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	1,978,372
3,000,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,925,010
2,000,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Bonds (Series 2008), 4.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 7/1/2013	1,903,320
1,000,000		St. Joseph, MO IDA, Health Care Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	790,440
500,000		West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	412,585
		TOTAL	8,733,398
		Nevada--2.5%
1,000,000		Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series 2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029	647,470
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	3,873,040
975,000		Clark County, NV, LO Improvement Bonds (Series 2003), 6.375% (Mountains Edge SID No. 142)/(Original Issue Yield: 6.40%), 8/1/2023	792,772
915,000		Clark County, NV, Local Improvement Bonds (Series 2001), 6.875% (Summerlin-South SID No. 132)/(Original Issue Yield: 6.92%), 2/1/2021	828,258
1,860,000		Clark County, NV, Revenue Bonds, 7.50% (Southern Highlands SID No.121)/(United States Treasury PRF 12/1/2009@102), 12/1/2019	1,979,579
500,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No. 151), 8/1/2025	333,425
1,275,000		Henderson, NV, LO Improvement Bonds, 5.30% (Inspirada LID No. T-18)/(Original Issue Yield: 5.33%), 9/1/2035	661,177
485,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID No. 607), 6/1/2019	382,408
945,000		North Las Vegas, NV Special Improvement District No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022	685,012
		TOTAL	10,183,141
		New Hampshire--0.2%
345,000		New Hampshire HEFA, Revenue Bonds (Series 2006A), 5.35% (Havenwood-Heritage Heights), 1/1/2026	231,761
750,000		New Hampshire HEFA, Revenue Bonds (Series 2006A), 5.40% (Havenwood-Heritage Heights), 1/1/2030	484,822
		TOTAL	716,583
		New Jersey--4.0%
1,935,000		New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	1,663,036
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(United States Treasury PRF 11/15/2011@101)/(Original Issue Yield: 7.625%), 11/15/2031	2,252,140
1,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	1,104,793
2,000,000		New Jersey EDA, Revenue Bonds, 6.25% (Continental Airlines, Inc.), 9/15/2019	1,219,460
3,000,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.50% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	2,611,800
1,000,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.93%), 6/15/2034	695,540
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	604,520
154,572	[5]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	5,178
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	1,532,540
6,575,000		New Jersey Health Care Facilities Financing Authority, FRN, 2.681% (Catholic Health East), 11/15/2033	4,471,000
		TOTAL	16,160,007
		New Mexico--1.3%
850,000		Bernalillo County, NM MFH, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(GTD by SunAmerica, Inc.), 12/1/2021	748,671
2,385,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	1,958,562
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022	1,660,920
1,000,000		Mariposa East Public Improvement District, NM, UT GO Bonds, (Series 2006), 6.00%, 9/1/2032	686,630
		TOTAL	5,054,783
		New York--5.2%
935,000		Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care Center, Inc.), 1/1/2040	550,276
2,500,000		Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	2,081,550
115,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	108,743
930,000		Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	879,399
1,365,000		East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland Village, Inc.), 8/1/2033	883,947
275,000		Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	284,826
2,000,000		Nassau County, NY IDA, Continuing Care Retirement Community Fixed-Rate Revenue Bonds (Series 2007A), 6.70% (Amsterdam at Harborside), 1/1/2043	1,555,100
1,700,000	[1]	New York City Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	202,980
6,000,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3,962,700
2,000,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	1,694,280
1,000,000		New York City, NY IDA, Special Facilities Revenue Bonds (Series 2006), 5.125% (Jet Blue Airways Corp.)/(Original Issue Yield: 5.35%), 5/15/2030	495,440
400,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	359,840
1,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	1,073,040
5,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	3,938,550
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance, Inc. INS), 12/1/2035	208,473
3,000,000	[1,2]	Triborough Bridge & Tunnel Authority, NY, DRIVERs (Series 3063), 12.12%, 11/15/2027	2,524,710
		TOTAL	20,803,854
		North Carolina--0.9%
2,500,000		Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75% (National Gypsum Co.), 8/1/2035	1,356,050
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/ (Original Issue Yield: 6.55%), 3/1/2032	559,835
630,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030	397,933
1,200,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	898,776
500,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2005A), 5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025	343,725
		TOTAL	3,556,319
		Ohio--4.3%
1,805,000		American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00% (GTD by Goldman Sachs & Co.), 2/1/2009	1,800,758
9,655,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.50%, 6/1/2047	6,586,931
1,000,000		Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25% (St. Clarence-GEAC LLC), 5/1/2038	648,680
1,500,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	1,346,430
500,000		Franklin County, OH Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(United States Treasury PRF 7/1/2011@101)/(Original Issue Yield: 7.35%), 7/1/2029	564,040
5,000,000		Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.625% (Catholic Healthcare Partners), 10/1/2013	5,167,850
1,500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	1,136,520
375,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	277,286
		TOTAL	17,528,495
		Oklahoma--1.2%
3,315,000		Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	3,312,779
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	664,840
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	740,450
		TOTAL	4,718,069
		Oregon--0.7%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Gross Revenue Bonds (Series 2005), 5.125% (Willamette Falls Hospital), 4/1/2026	745,620
1,000,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	707,020
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101)/(Original Issue Yield: 7.125%), 12/1/2034	1,186,670
		TOTAL	2,639,310
		Pennsylvania --6.8%
1,330,000		Allegheny County, PA Hospital Development, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	1,098,420
3,000,000		Allegheny County, PA Hospital Development, Health System Revenue Bonds (Series 2007A), 5.375% (West Penn Allegheny Health System), 11/15/2040	1,663,380
2,000,000	[1]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	1,569,260
1,120,000		Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	979,552
865,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	748,043
600,000		Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice, Inc.), 1/1/2035	424,170
2,000,000		Carbon County, PA IDA, Refunding Revenue Bonds, 6.70% (Panther Creek Partners Project), 5/1/2012	2,044,320
1,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	1,202,775
1,500,000		Chester County, PA IDA, Revenue Bonds (Series 2007A), 6.375% (Avon Grove Charter School)/(Original Issue Yield: 6.45%), 12/15/2037	1,104,060
1,445,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	1,697,442
555,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	651,959
4,445,000	[1]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.05% (Geisinger Health System), 2/1/2015	1,472,406
1,500,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2007), 5.125% (Pocono Medical Center)/(Original Issue Yield: 5.20%), 1/1/2037	1,040,325
1,000,000		Montgomery County, PA IDA, Fixed-Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035	653,340
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	281,465
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	1,145,700
1,250,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	1,241,588
900,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	643,230
1,000,000		Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS), 6/15/2024	781,990
4,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 2.713% (Guthrie Healthcare System, PA), 12/1/2031	2,020,000
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011 @100)/(Original Issue Yield: 7.35%), 9/1/2031	1,687,350
740,000		Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	494,979
2,000,000		Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Seniorcare Obligated Group)/(United States Treasury PRF)/(Original Issue Yield: 8.25%), 11/15/2023	2,236,820
500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2026	369,430
		TOTAL	27,252,004
		Rhode Island--0.8%
5,250,000	[1,2]	Rhode Island Housing & Mortgage Finance Corp., AUSTIN Trust Variable Inverse Certificates (Series 2008-1110), 7.951%, 4/1/2027	2,269,050
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.50% (Lifespan Obligated Group)/(United States Treasury PRF 8/15/2012@100)/(Original Issue Yield: 6.70%), 8/15/2032	1,127,710
		TOTAL	3,396,760
		South Carolina--2.3%
6,000,000	[4]	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B), 7.70%, 1/1/2025	1,370,460
7,750,000	[4]	Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A), 5.850%, 1/1/2034	905,975
815,000		Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	507,240
1,000,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.27%), 10/1/2026	688,040
750,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.325%), 10/1/2035	470,603
800,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Refunding Revenue Bonds (Series 2006), 5.30% (Wesley Commons), 10/1/2036	496,496
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	1,069,530
4,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 1.78% (Palmetto Health Alliance), 8/1/2013	3,760,000
		TOTAL	9,268,344
		South Dakota--1.0%
2,000,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	1,570,780
2,000,000		Minnehaha County, SD Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(United States Treasury PRF 12/1/2012@100)/(Original Issue Yield: 7.198%), 12/1/2035	2,303,780
		TOTAL	3,874,560
		Tennessee--1.5%
3,000,000		Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance)/(United States Treasury PRF 7/1/2012@103), 7/1/2033	3,366,210
1,000,000		Johnson City, TN Health & Education Facilities Board, Hospital First Mortgage Revenue Bonds (Series 2006A), 5.50% (Mountain States Health Alliance), 7/1/2036	667,180
1,000,000		Johnson City, TN Health & Education Facilities Board, Retirement Facility Revenue Bonds (Series 2004A), 6.25% (Appalachian Christian Village)/(Original Issue Yield: 6.43%), 2/15/2032	725,580
375,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	418,688
625,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	697,813
		TOTAL	5,875,471
		Texas--7.7%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	1,668,960
800,000		Abilene, TX HFDC Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	648,600
1,000,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	669,530
1,000,000		Austin, TX Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (United States Treasury PRF 1/1/2011@100)/(Original Issue Yield: 6.75%), 1/1/2032	1,087,180
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 1994A), 5.40% (Texas Competitive Electric Holdings Co. LLC), 5/1/2029	511,950
5,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2001D-1), 8.25% (Texas Competitive Electric Holdings Co. LLC), 5/1/2033	3,571,550
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (Texas Competitive Electric Holdings Co. LLC), Mandatory Tender 4/1/2013	833,140
715,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (Texas Competitive Electric Holdings Co. LLC)/(Original Issue Yield: 6.77%), 10/1/2038	408,201
2,380,000		Brazos River Authority, TX, Refunding PCRBs (Series 2001C), 5.75% TOBs (Texas Competitive Electric Holdings Co. LLC), Mandatory Tender 11/1/2011	1,847,856
4,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	3,307,520
1,500,000		El Paso, TX HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services)/(United States Treasury PRF 8/15/2011@102), 8/15/2031	1,728,390
765,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	506,560
1,265,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	780,113
1,000,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at Willow Bend), 11/1/2036	642,160
2,000,000		Harris County, TX HFDC, Hospital Revenue Refunding Bonds (Series 2008B), 7.25% (Memorial Hermann Healthcare System)/(Original Issue Yield: 7.30%), 12/1/2035	2,004,200
1,000,000		Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	638,400
2,000,000		Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035	1,441,180
1,125,000		Mesquite, TX HFDC., Retirement Facility Revenue Bonds (Series 2005), 5.625% (Christian Care Centers, Inc.), 2/15/2035	752,265
1,000,000		Mission, TX Economic Development Corp., Solid Waste Disposal Revenue Bonds (Series 2007A), 5.20% (Allied Waste North America, Inc.)/(Original Issue Yield: 5.30%), 4/1/2018	724,970
2,000,000		North Texas Tollway Authority, Capital Appreciation Refunding Bonds (Series 2008 First Tier-I), 6.20% (Assured Guaranty Corp. INS)/(Original Issue Yield: 6.20%), 1/1/2042	1,133,740
250,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	199,845
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2006), 6.375% (Doctors Hospital)/(Original Issue Yield: 6.60%), 11/1/2036	1,289,960
900,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	622,845
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/ (Original Issue Yield: 5.89%), 8/15/2018	808,750
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/ (Original Issue Yield: 5.97%), 8/15/2028	700,990
2,000,000		Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	382,460
1,000,000		Tom Green County, TX HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/ (Original Issue Yield: 6.85%), 5/15/2021	908,340
2,000,000		Tyler, TX HFDC Revenue Refunding & Improvement Bonds (Series 2007A), 5.375% (East Texas Medical Center Regional Healthcare System)/(Original Issue Yield: 5.45%), 11/1/2037	1,300,580
		TOTAL	31,120,235
		Utah--0.8%
1,000,000	[1]	Provo, UT, Charter School Revenue Bonds (Series 2007), 5.50% (Freedom Academy Foundation)/(Original Issue Yield: 5.55%), 6/15/2037	653,370
800,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership Academy), 11/15/2026	579,912
1,750,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership Academy), 11/15/2036	1,182,353
1,315,000	[1]	Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Channing Hall), 7/15/2037	926,851
		TOTAL	3,342,486
		Virginia--1.6%
675,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	666,299
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	877,350
1,470,000		Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	1,220,394
530,000		Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(United States Treasury PRF 6/1/2012@ 100)/ (Original Issue Yield: 6.80%), 6/1/2027	601,762
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013 @100)/(Original Issue Yield: 7.625%), 12/1/2032	1,813,920
1,000,000		Peninsula Town Center Community Development Authority, VA, Special Obligation Bonds (Series 2007), 6.45%, 9/1/2037	717,620
1,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	667,225
		TOTAL	6,564,570
		Washington--0.7%
250,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	172,155
1,500,000	[1]	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042	1,119,720
2,000,000	[1,2]	Washington State, UT GO Bonds (ROLs II-R11609), 12.00%, 1/1/2016	1,658,480
		TOTAL	2,950,355
		West Virginia --0.5%
640,000		Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036	422,605
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	689,080
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2007A), 5.85% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	712,050
		TOTAL	1,823,735
		Wisconsin--3.3%
1,175,000		Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125% (Original Issue Yield: 6.35%), 6/1/2027	1,110,340
750,000		Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A), 5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035	499,500
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	873,150
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare)/ (United States Treasury PRF 5/1/2012@100), 5/1/2026	1,145,720
880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare)/ (United States Treasury PRF 5/1/2012@100), 5/1/2032	1,011,798
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/ (Original Issue Yield: 6.25%), 12/1/2034	982,310
750,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/ (Original Issue Yield: 6.32%), 4/1/2034	537,930
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	796,520
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.25% (Wheaton Franciscan HealthCare), 8/15/2031	1,247,060
1,250,000		Wisconsin State HEFA, Revenue Bonds , 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	869,550
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	400,410
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,464,734
1,000,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034	711,350
2,000,000	[1,2]	Wisconsin State, UT GO Bonds (ROLs II-R11604), 11.22%, 5/1/2016	1,781,020
		TOTAL	13,431,392
		Wyoming--0.6%
2,000,000		Sweetwater County, WY PCRBs, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC Corp.), 12/1/2035	1,223,900
1,500,000		Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	1,198,770
		TOTAL	2,422,670
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $507,417,517)	390,384,310
		CORPORATE BONDS--1.8%
1,500,000	[1,2]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010	1,600,260
2,000,000	[1,2]	Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	2,021,340
4,000,000		Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	3,611,080
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,489,000)	7,232,680
		TOTAL INVESTMENTS –98.6% (IDENTIFIED COST $514,906,517)[6]	397,616,990
		OTHER ASSETS AND LIABILITIES -- NET-- 1.4%[7]	5,576,029
		TOTAL NET ASSETS – 100%	$403,193,019

Securities that are subject to the federal alternative minimum tax (AMT) represent 16.0% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2008, these restricted securities amounted to $36,766,679, which represented 9.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2008, these liquid restricted securities amounted to $11,854,860, which represented 2.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$1,969,900
Arizona Health Facilities Authority, RITES (PA-1454), 1.00% (Phoenix Children's Hospital), 2/1/2042	2/14/2007-10/10/2008	$6,944,940
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	6/24/2005	$1,000,000
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	3/30/2005	$1,000,000
California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	6/7/1999	$1,245,000
California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	7/13/2001	$955,000
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033	5/9/2003	$1,000,000
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$1,000,000
Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.05% (Geisinger Health System), 2/1/2015	5/1/2007 – 10/10/2008	$4,446,661
Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	7/27/1999	$2,445,000
New York City Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	8/7/2006	$1,700,000
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$6,000,000
New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$2,000,000
Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	12/5/2005	$2,000,000
Provo, UT, Charter School Revenue Bonds (Series 2007), 5.50% (Freedom Academy Foundation)/(Original Issue Yield: 5.55%), 6/15/2037	3/29/2007	$1,000,0000
Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Channing Hall), 7/15/2037	10/26/2007 – 11/26/2007	$1,316,538
Washington State Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042	11/30/2007	$1,473,735
Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005), 6.00%, 7/1/2030	12/21/2005	$1,000,000
3	Non-income producing security.
4	Zero coupon bond, reflects effective rate at time of purchase.
5
Obligor filed for bankruptcy. As of November 30, 2008, a Notice of Initial Distribution had been received and a portion of the bond was redeemed at par. The market value of the remaining par was adjusted to reflect the expected value of future cash flows.

6
At November 30, 2008, the cost of investments for federal tax purposes was $514,602,150. The net unrealized depreciation of investments for federal tax purposes was $116,985,160. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,226,686 and net unrealized depreciation from investments for those securities having an excess of cost over value of $125,211,846.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ ---
Level 2 – Other Significant Observable Inputs	397,616,990
Level 3 – Significant Unobservable Inputs	---
Total	$397,616,990

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LID	--Local Improvement District
LO	--Limited Obligation
LT	--Limited Tax
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
SID	--Special Improvement District
TOBs	--Tender Option Bonds
UT	--Unlimited Tax

Federated New York Municipal Income Fund

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount	Value

	MUNICIPAL BONDS — 93.2%
	New York —85.2%
$500,000	Albany, NY IDA, Civic Facility Revenue Bonds, Series A, 5.75% (Albany Law School of Union University)/(United States Treasury PRF 10/1/2010@100)/(Original Issue Yield: 5.83%), 10/1/2030	$536,645
500,000	Albany, NY IDA, IDRB (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024	380,445
500,000	Albany, NY IDA, Tax-Exempt Civic Facility Revenue Bonds (Series 2007A), 5.00% (Albany Law School of Union University)/(Original Issue Yield: 5.05%), 7/1/2031	339,275
375,000	Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care Center, Inc.), 1/1/2040	220,699
400,000	Cattaraugus County, NY IDA, Civic Facility Revenue Bonds, 5.10% (St. Bonaventure University), 5/1/2031	277,732
280,000	Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	264,765
785,000	Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	749,054
500,000	East Rochester, NY Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's Residence Facility LLC)/(GNMA GTD), 12/20/2022	488,180
335,000	East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland Village, Inc.), 8/1/2033	216,939
200,000	Essex County, NY IDA, Environmental Improvement Revenue Bonds (Series 2006A), 4.60% (International Paper Co.), 12/1/2030	101,784
750,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	652,305
500,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue Yield: 5.10%), 7/1/2033	442,545
220,000	Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA Inc. INS), 7/1/2023	195,276
500,000	Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	353,115
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2006B), 5.00%, 12/1/2035	835,670
500,000	Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University), 7/1/2023	492,600
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 1998A), 5.00% (MTA Dedicated Tax Fund)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 5.22%), 4/1/2023	280,790
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation Revenue), 11/15/2035	421,295
500,000	Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2007B), 5.00% (MTA Transportation Revenue), 11/15/2033	427,100
500,000	Middletown, NY Housing Authority, MFH Revenue Bonds (Series 2006), 4.80% (Summitfield & Moore Heights Apartments)/(FNMA GTD), 7/1/2039	347,015
500,000	Monroe County, NY IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.25%), 6/1/2026	421,370
510,000	Monroe County, NY IDA, Student Housing Revenue Bonds (Series A), 5.375% (Rochester, NY Institute of Technology)/(Original Issue Yield: 5.46%), 4/1/2029	364,971
90,000	Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	93,216
500,000	Nassau County, NY IDA, IDRB (Series 2003A), 5.25% (KeySpan-Glenwood Energy Center LLC)/(KeySpan Corp. GTD), 6/1/2027	427,520
700,000	New York City Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	504,000
300,000	New York City Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	35,820
500,000	New York City Trust For Cultural Resources, Refunding Revenue Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2028	471,560
250,000	New York City, NY IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/(AMBAC INS), 7/1/2017	261,478
385,000	New York City, NY IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island University Hospital), 7/1/2031	285,401
200,000	New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	149,210
500,000	New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	354,350
500,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	246,190
300,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	269,880
500,000	New York City, NY Municipal Water Finance Authority, Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	484,650
65,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.75% (Original Issue Yield: 5.90%), 6/15/2040	65,202
500,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2009AA), 5.00%, 6/15/2022	499,305
500,000	New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25% (AMBAC INS), 8/1/2022	503,110
500,000	New York City, NY, UT GO Bonds (Series 2009E-1), 6.25% (Original Issue Yield: 6.40%), 10/15/2028	521,285
500,000	New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(United States Treasury PRF 5/15/2012@101), 5/15/2021	551,490
500,000	New York State Dormitory Authority, FHA-INS Mortgage Hospital Revenue Bonds (Series 2007), 5.25% (New York Presbyterian Hospital)/(FSA Inc. INS), 2/15/2031	461,750
500,000	New York State Dormitory Authority, FHA-INS Mortgage Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/(MBIA Insurance Corp. INS), 8/1/2041	485,490
500,000	New York State Dormitory Authority, INS Revenue Bonds (Series 2005), 5.125% (Providence Rest Home)/(ACA Financial Guaranty Company INS), 7/1/2030	317,155
500,000	New York State Dormitory Authority, Lease Revenue Bonds (Series 2006A), 5.00% (State University of New York)/(MBIA Insurance Corp. INS), 7/1/2031	469,705
2,000,000	New York State Dormitory Authority, Pooled Loan Program INS Revenue Bonds (Series 2005A), 5.00% (Cerebral Palsy Associations of New York State)/(Assured Guaranty Corp. INS), 7/1/2034	1,822,340
750,000	New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022	714,735
500,000	New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2023	495,030
300,000	New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(United States Treasury PRF 7/1/2012@100), 7/1/2022	328,743
750,000	New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2022	715,433
250,000	New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(United States Treasury PRF 5/1/2013@100)/(Original Issue Yield: 5.48%), 5/1/2023	280,260
750,000	New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023	618,825
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist Hospital), 7/1/2024	387,205
250,000	New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester, NY), 7/1/2024	247,365
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2006), 5.00% (Memorial Sloan-Kettering Cancer Center), 7/1/2035	461,980
1,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2007), 5.00% (Mt. Sinai School of Medicine of New York University)/(MBIA Insurance Corp. INS), 7/1/2027	890,860
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2007A), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2037	372,440
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (School District Financing Program)/(FSA Inc. INS), 10/1/2023	485,335
250,000	New York State Dormitory Authority, Revenue Bonds (Series A), 5.625% (City University of New York)/(Original Issue Yield: 5.95%), 7/1/2016	266,420
625,000	New York State Dormitory Authority, Revenue Bonds, 4.65% (New York Hospital Medical Center of Queens)/(FHA INS), 8/15/2027	505,325
300,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	288,444
500,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds (Series 156), 5.35%, 10/1/2033	449,361
1,000,000	New York State Thruway Authority, Revenue Bonds (Series 2006A), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund)/(AMBAC INS), 4/1/2026	956,340
250,000	New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	264,060
500,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2008C), 5.00% (New York State), 1/1/2027	460,255
500,000	New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (New York State), 1/1/2022	486,730
500,000	Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) Mandatory Tender 11/15/2015	430,250
500,000	Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Emma Willard School), 1/1/2036	443,795
500,000	Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Rensselaer Polytechnic Institute), 3/1/2036	428,495
500,000	Seneca County, NY IDA, Civic Facility Revenue Bonds (Series 2007), 5.00% (New York Chiropractic College), 10/1/2027	324,310
450,000	Syracuse, NY IDA, School Facility Revenue Bonds (Series 2008A), 5.00% (Syracuse CSD, NY)/(FSA Inc. INS), 5/1/2028	415,751
440,000	Tompkins County, NY IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375% (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018	405,935
500,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	448,045
500,000	United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2022	477,975
300,000	Utica, NY Industrial Development Agency Civic Facility, Revenue Bonds (Series 2004A), 6.875% (Utica College)/(United States Treasury PRF 6/1/2009@101), 12/1/2024	311,601
500,000	Westchester County, NY IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward School)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.21%), 10/1/2021	443,535
175,000	Westchester County, NY IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A), 6.375% (Kendal on Hudson)/(Original Issue Yield: 6.55%), 1/1/2024	142,539
500,000	Yonkers, NY IDA, Revenue Bonds (Series 2006A), 5.00% (Sacred Heart Association)/(New York State Mortgage Agency GTD), 10/1/2037	382,745
1,000,000	Yonkers, NY IDA, Revenue Bonds, 5.25% (Monastery Manor Association LP)/(New York State Mortgage Agency GTD), 4/1/2037	806,220
	TOTAL	33,226,019
	Puerto Rico—8.0%
500,000	Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026	528,660
630,000	Commonwealth of Puerto Rico, Public Improvement UT GO Bonds Series (2004A), 5.00% (United States Treasury PRF 7/1/2014@100), 7/1/2034	702,991
370,000	Commonwealth of Puerto Rico, Public Improvement UT GO Bonds Series (2004A), 5.00%, 7/1/2034	270,662
500,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series B), 5.75% (United States Treasury PRF 7/1/2010@101)/(Original Issue Yield: 5.78%), 7/1/2016	536,280
325,000	Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 5.10%), 7/1/2033	359,587
240,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	170,750
100,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	63,807
135,000	Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027	109,787
365,000	Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (United States Treasury PRF 7/1/2012@100)/(Original Issue Yield: 5.40%), 7/1/2027	394,824
	TOTAL	3,137,348
	TOTAL MUNICIPAL BONDS …….(IDENTIFIED COST $41,927,716 )	36,363,367
	SHORT-TERM MUNICIPALS — 5.1%[1]
	New York—5.1%
1,400,000	New York City, NY Transitional Finance Authority, (Fiscal 2001 Series B) Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 0.750%, 12/1/2008	1,400,000
600,000	New York City, NY, (Fiscal 2008 Subseries J-5) Daily VRDNs (Dexia Credit Local LIQ), 1.250%, 12/1/2008	600,000
	TOTAL SHORT-TERM MUNICIPALS …….(AT AMORTIZED COST)	2,000,000
	TOTAL MUNICIPAL INVESTMENTS—98.3% …….(IDENTIFIED COST $43,927,716)[2]	38,363,367
	OTHER ASSETS AND LIABILITIES – NET – 1.7%[3]	644,535
	TOTAL NET ASSETS – 100%	$39,007,902

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.0% of the Fund’s portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2
At November 30, 2008, the cost of investments for federal tax purposes was $43,927,716. The net unrealized depreciation of investments for federal tax purposes was $5,564,349.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $495,888 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,060,237.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                                Investments in
Securities
        Level 1 – Quoted Prices                                                                                     $                   -
        Level 2 – Other Significant Observable Inputs                                                                                                     38,363,367
        Level 3 – Significant Unobservable Inputs                                                                                                                     -
        Total                                                                           $   38,363,367

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CSD	--Central School District
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
MFH	--Multi-Family Housing
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Federated North Carolina Municipal Income Fund

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount	Value

		MUNICIPAL BONDS — 91.1%
		North Carolina — 86.5%
$500,000		Albemarle, NC Hospital Authority, Health Care Facilities Revenue & Refunding Bonds (Series 2007), 5.25%, 10/1/2038	$336,010
1,190,000		Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (United States Treasury PRF 7/15/2010@101)/(Original Issue Yield: 5.65%), 7/15/2025	1,275,025
850,000		Asheville, NC Housing Authority, MFH Revenue Bonds , 5.625% TOBs (Oak Knoll Apartments Project)/(Federal National Mortgage Association GTD) 9/1/2021	797,989
500,000		Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (United States Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.55%), 6/1/2026	530,265
1,000,000		Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue Bonds (Series 2008), 5.00%, 8/1/2028	948,330
1,000,000		Charlotte, NC Airport, Revenue Bonds, (Series B), 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.95%), 7/1/2019	948,950
1,000,000		Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2008), 5.00%, 7/1/2028	980,370
335,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2017	365,281
500,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031	421,360
500,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Refunding Bonds (Series 2008A), 5.25% (Carolinas HealthCare System), 1/15/2024	463,485
500,000		Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	358,715
500,000		Craven County, NC, COPs (Series 2007), 5.00% (MBIA Insurance Corp. INS), 6/1/2027	453,915
1,000,000		Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (United States Treasury PRF 3/1/2010@101)/(Original Issue Yield: 5.79%), 3/1/2019	1,059,320
1,000,000		Forsyth County, NC, GO School Bonds (Series 2008), 4.375% (Original Issue Yield: 4.45%), 5/1/2027	893,520
500,000		Greenville, NC Combined Enterprise System, Revenue Bonds (Series 2008A), 5.00% (FSA, Inc. INS), 11/1/2025	492,130
750,000		Harnett County, NC, COPs, 5.50% (United States Treasury PRF 12/1/2010@101), 12/1/2015	810,225
1,000,000		Haywood County, NC Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024	807,920
800,000		High Point, NC Combined Enterprise System, Revenue Bonds (Series 2008), 5.00% (FSA, Inc. INS), 11/1/2028	778,328
1,000,000		High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (United States Treasury PRF 6/1/2010@102)/(Original Issue Yield: 5.67%), 6/1/2018	1,075,060
500,000		Iredell County, NC, COPs (Series 2008), 5.125% (FSA, Inc. INS)/(Original Issue Yield: 5.13%), 6/1/2027	475,610
500,000		Johnston Memorial Hospital Authority, NC, FHA Insured Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital )/(FSA, Inc. INS), 10/1/2024	464,370
1,000,000		North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke University), 10/1/2041	930,039
500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	503,160
500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	510,315
500,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	494,005
400,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	400,728
260,000		North Carolina Medical Care Commission, FHA Insured Mortgage Revenue Bonds (Series 2003), 5.375% (Betsy Johnson Regional Hospital)/(FSA, Inc. INS), 10/1/2024	244,777
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(United States Treasury PRF 4/1/2011@101)/(Original Issue Yield: 7.00%), 4/1/2031	551,325
250,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2005A), 6.00% (Pennybyrn at Maryfield), 10/1/2023	193,265
1,500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036	1,056,059
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/(Original Issue Yield: 6.40%), 3/1/2027	557,900
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 7.00%), 10/1/2021	546,795
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	388,090
470,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030	296,871
1,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	974,600
250,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021	226,035
200,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022	177,850
1,205,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25% (Cleveland Community Healthcare)/(AMBAC Assurance Corporation INS), 7/1/2021	1,066,787
1,230,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital )/(Radian Asset Assurance, Inc. INS), 10/1/2019	1,128,057
625,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.593%), 10/1/2019	573,200
500,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2008D), 6.25% (University Health Systems of Eastern Carolina)/(Original Issue Yield: 6.75%), 12/1/2033	474,035
400,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	299,592
700,000		North Carolina Medical Care Commission, Health System Revenue Bonds, 5.00% (Mission Health, Inc.), 10/1/2036	564,858
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/(United States Treasury PRF 11/1/2010@101)/(Original Issue Yield: 5.74%), 11/1/2025	1,076,490
500,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375% (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032	387,050
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	985,940
685,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical Center)/(Radian Asset Assurance, Inc. INS), 10/1/2018	624,083
250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.35%), 9/1/2021	279,633
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(United States Treasury PRF 7/1/2013@101)/(Original Issue Yield: 6.50%), 7/1/2023	579,260
550,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033	387,173
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2005A), 5.50% (United Methodist Retirement Homes)/(Original Issue Yield: 5.55%), 10/1/2035	329,555
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.00% (Givens Estates ), 7/1/2033	311,060
250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.125% (Forest at Duke), 9/1/2032	178,780
500,000		North Carolina Medical Care Commission, Revenue Refunding Bonds (Series 2006B), 5.20% (Presbyterian Homes, Inc.), 10/1/2021	388,150
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 1999B), 6.50% (Original Issue Yield: 6.73%), 1/1/2020	1,018,450
500,000		North Carolina State, Grant Anticipation Revenue Vehicle Bonds (Series 2007), 5.00% (MBIA Insurance Corp. INS), 3/1/2019	513,750
1,000,000		Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.242%), 10/1/2021	843,820
1,000,000		Onslow County, NC Hospital Authority, FHA Insured Mortgage Revenue Bonds, 5.00% (Onslow Memorial Hospital)/(FHA GTD)/(MBIA Insurance Corp. INS), 10/1/2034	676,700
1,020,000		Onslow County, NC, School UT GO Bonds, 5.00%, 4/1/2021	1,034,606
1,200,000		Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (United States Treasury PRF 7/1/2009@101)/(Original Issue Yield: 6.02%), 7/1/2019	1,245,827
1,000,000		Pitt County, NC, COPs (Series 2000B), 5.50% (United States Treasury PRF 4/1/2010@101)/(Original Issue Yield: 5.63%), 4/1/2025	1,059,120
1,000,000		Pitt County, NC, COPs, 5.00% (MBIA Insurance Corp. INS), 4/1/2025	922,130
500,000		Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	536,815
500,000		Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC Assurance Corporation INS), 5/1/2030	438,485
500,000		Randolph County, NC, COPs (Series 2007), 5.00% (AMBAC Assurance Corporation INS), 2/1/2027	454,345
1,000,000		Randolph County, NC, COPs (Series 2000), 5.60% (United States Treasury PRF 6/1/2009@101)/(Original Issue Yield: 5.77%), 6/1/2018	1,032,930
1,000,000		Sampson County, NC, COPs, 4.50% (FSA, Inc. INS), 6/1/2036	778,010
850,000		University of North Carolina at Chapel Hill, Refunding General Revenue Bonds (Series 2005A), 5.00%, 12/1/2034	808,478
500,000		University of North Carolina at Chapel Hill, Revenue Bonds (Series 2007), 5.00%, 12/1/2036	470,600
500,000		University of North Carolina System Pool, Revenue Bonds (Series 2006B), 4.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.38%), 10/1/2033	363,820
500,000		University of North Carolina Wilmington, COPs (Series 2008), 5.00% (Assured Guaranty Corp. INS), 6/1/2022	483,880
525,000		University of North Carolina Wilmington, COPs, 5.25% (FGIC and MBIA Insurance Corp. INS), 6/1/2022	501,995
250,000		Wilmington, NC Storm Water Fee, Revenue Bonds, 5.00% (AMBAC Assurance Corporation INS), 6/1/2033	226,125
500,000		Wilmington, NC Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (United States Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.76%), 6/1/2018	533,585
		TOTAL	46,365,166
		Puerto Rico—3.9%
1,000,000		Commonwealth of Puerto Rico, Public Improvement GO Bonds (Series 2008A), 5.50%, 7/1/2018	951,630
170,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	125,305
330,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 5.10%), 7/1/2033	365,119
395,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	344,164
500,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	319,035
		TOTAL	2,105,253
		Virgin Islands—0.7%
500,000		University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%), 6/1/2034	364,465
		TOTAL MUNICIPAL BONDS …….(IDENTIFIED COST $53,197,428)	48,834,884
		SHORT-TERM MUNICIPALS — 8.4%[1]
		North Carolina—8.4%
1,000,000		Guilford County, NC, (Series 2007B) Weekly VRDNs (Dexia Credit Local LIQ), 3.500%, 12/4/2008	1,000,000
2,100,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.950%, 12/4/2008	2,100,000
1,400,000	[2,3]	North Carolina Eastern Municipal Power Agency, Macon Trust (Series 2005G) Weekly VRDNs (AMBAC Assurance Corporation INS)/(Bank of America N.A. LIQ), 4.000%, 12/4/2008	1,400,000
		TOTAL SHORT-TERM MUNICIPALS …….(AT AMORTIZED COST)	4,500,000
		TOTAL MUNICIPAL INVESTMENTS—99.5% …….(IDENTIFIED COST $57,697,428)[4]	53,334,884
		OTHER ASSETS AND LIABILITIES – NET – 0.5%[5]	277,175
		TOTAL NET ASSETS – 100%	$53,612,059

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.8% of the Fund’s portfolio as calculated based upon total market value.
1	Current rate and next reset date shown on Variable Rate Demand Notes.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2008, these restricted securities amounted to $1,400,000 which represented 2.6% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2008, these liquid restricted securities amounted to $1,400,000, which represented 2.6% of total net assets.

4
At November 30, 2008, the cost of investments for federal tax purposes was $57,697,428.  The net unrealized depreciation of investments for federal tax purposes was $4,362,544.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,097,800 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,460,344.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                           Investments in
Securities
Level 1 – Quoted Prices                                                                           $                      0
Level 2 – Other Significant Observable Inputs                                                                                             53,334,884
Level 3 – Significant Unobservable Inputs                                                                                                             0
   Total                                                                           $      53,334,884

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PCFA	--Pollution Control Financing Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Federated Ohio Municipal Income Fund

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount	Value

	MUNICIPAL BONDS — 95.3%
	Ohio — 92.7%
$1,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series 2004A), 5.125% (Summa Health System)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.38%), 11/15/2024	$791,290
200,000	Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series A), 5.00% (Akron General Health System), 1/1/2014	198,134
320,000	Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series A), 5.00% (Akron General Health System), 1/1/2015	307,002
1,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series A), 5.25% (Summa Health System)/(Radian Asset Assurance, Inc. INS), 11/15/2016	943,550
1,750,000	Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.47%), 11/15/2031	1,288,368
1,000,000	Akron, OH, LT GO Bonds, 5.80% (United States Treasury PRF 11/1/2010@101)/(Original Issue Yield: 5.95%), 11/1/2020	1,083,920
300,000	Alliance, OH City School District, UT GO Bonds, 5.50% (United States Treasury PRF 12/1/2010@102)/(Original Issue Yield: 5.85%), 12/1/2022	327,291
2,000,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.25%, 2/15/2028	1,882,200
1,825,000	American Municipal Power-Ohio, Inc., Revenue Bonds, 5.25% (AMBAC Assurance Corporation INS), 1/1/2011	1,894,806
1,000,000	Bay Village, OH City School District, School Improvement UT GO Bonds, 5.125% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.16%), 12/1/2021	1,063,520
1,500,000	Beavercreek, OH Local School District, UT GO Bonds, 6.60% (MBIA Insurance Corp. INS), 12/1/2015	1,693,785
1,945,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.50%, 6/1/2047	1,326,937
2,805,000	Butler County, OH, MFH Revenue Bonds (Series 2006), 5.10% (Trinity Manor Senior Housing )/(GNMA Collateralized Home Mortgage Program COL), 7/20/2036	2,143,160
1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	668,440
1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2017	1,058,490
1,500,000	Cincinnati City School District, OH, UT GO Bonds, 5.25% (United States Treasury PRF 12/1/2013@100), 12/1/2014	1,676,565
250,000	Clearview, OH Local School District, UT GO Bonds, 6.00% (United States Treasury PRF 12/1/2010@101)/(Original Issue Yield: 6.17%), 12/1/2024	261,323
2,200,000	Cleveland, OH Airport System, Revenue Bonds, 5.00% (FSA Inc. INS), 1/1/2022	2,084,412
1,125,000	Cleveland, OH IDA, LT GO Bonds, 5.25% (AMBAC Assurance Corporation INS), 12/1/2017	1,202,389
2,000,000	Cleveland, OH IDA, LT GO Bonds, 5.50% (FSA Inc. INS), 10/1/2019	2,145,640
1,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007O), 5.00% (MBIA Insurance Corp. INS), 1/1/2032	911,880
280,000	Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50% (Port of Cleveland Bond Fund), 11/15/2021	238,451
500,000	Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2002C), 5.95% (Port of Cleveland Bond Fund), 5/15/2022	413,900
480,000	Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2005B), 5.125% (Port of Cleveland Bond Fund), 5/15/2025	343,315
500,000	Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25% (St. Clarence-GEAC LLC), 5/1/2038	324,340
930,000	Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	891,368
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.25% (United States Treasury PRF 12/1/2014@100), 12/1/2024	1,125,960
1,610,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2013@100), 12/1/2024	1,769,068
1,000,000	Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	1,003,310
2,000,000	Cuyahoga County, OH, LT GO Bonds, 5.25%, 12/1/2018	2,093,520
3,000,000	Cuyahoga County, OH, UT GO Jail Facilities Bonds, 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.50%), 10/1/2013	3,276,509
825,000	Dayton-Montgomery County, OH Port Authority, Revenue Bonds (Series A), 5.00% (Dayton Regional Bond Fund), 11/15/2017	671,039
470,000	Dayton-Montgomery County, OH Port Authority, Revenue Bonds Series A, 4.75% (Dayton Regional Bond Fund), 11/15/2015	477,995
1,000,000	Delaware County, OH, Capital Facilities LT GO Bonds, 6.25% (United States Treasury PRF 12/1/2010@101), 12/1/2020	1,095,220
250,000	Erie County, OH Hospital Facilities, Revenue Bonds, 5.50% (Firelands Regional Medical Center), 8/15/2012	251,043
1,000,000	Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022	882,680
1,000,000	Erie County, OH, Revenue Bonds (Series 2006A), 5.00% (Firelands Regional Medical Center), 8/15/2036	695,010
3,000,000	Franklin County, OH Convention Facilities Authority, Revenue Bonds, 5.00% (AMBAC Assurance Corporation INS), 12/1/2026	2,876,220
2,270,000	Franklin County, OH Development Revenue, Revenue Bonds, 5.50% (American Chemical Society)/(Original Issue Yield: 5.75%), 10/1/2012	2,316,875
1,500,000	Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021	1,277,775
475,000	Franklin County, OH Mortgage Revenue, Revenue Bonds, 5.00% (Trinity Healthcare Credit Group), 6/1/2013	482,035
2,270,000	Franklin County, OH Revenue, Revenue Bonds, 5.00% (OCLC Online Computer Library Center, Inc.), 4/15/2010	2,323,027
750,000	Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment Corp.), 6/1/2011	733,455
1,000,000	Gallipolis, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2030	908,180
250,000	Greene County, OH Sewer Systems, Revenue Bonds, 5.25% (United States Treasury PRF 12/1/2008@102)/(Original Issue Yield: 5.42%), 12/1/2025	255,078
1,000,000	Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development LLC at Central State University)/(Original Issue Yield: 5.65%), 9/1/2027	707,920
1,000,000	Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development LLC at Central State University)/(Original Issue Yield: 5.55%), 9/1/2022	761,210
1,530,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children's Hospital Medical Center)/(FGIC and MBIA Insurance Corp. INS), 5/15/2023	1,381,621
1,510,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds, 4.50% (Convalescent Hospital Children )/(FGIC INS), 5/15/2014	1,490,068
2,400,000	Hamilton County, OH Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan Sewer District of Greater Cincinnati)/(United States Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.78%), 12/1/2025	2,564,928
1,000,000	Hamilton County, OH, Economic Development Revenue Bonds (Series 2006A), 5.00% (King Highland Community Urban Redevelopment Corp.)/(MBIA Insurance Corp. INS), 6/1/2033	888,870
1,595,000	Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.62%), 12/1/2032	1,700,222
405,000	Hamilton County, OH, Subordinated Sales Tax Revenue Bonds [Series B], 5.25% (AMBAC Assurance Corporation INS)/(Original Issue Yield: 5.62%), 12/1/2032	368,530
1,310,000	Hamilton, OH City School District, School Facilities Construction & Improvment UT GO Bonds, 5.00% (FSA Inc. INS), 12/1/2029	1,262,159
2,000,000	Hamilton, OH City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (United States Treasury PRF 12/1/2009@101)/(Original Issue Yield: 5.75%), 12/1/2024	2,106,800
1,000,000	Heath, OH City School District, School Improvement UT GO Bonds, Series A, 5.50% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.635%), 12/1/2027	1,070,870
2,000,000	Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (MBIA Insurance Corp. INS), 12/1/2027	1,912,520
1,010,000	Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC Assurance Corporation INS)/(Original Issue Yield: 6.09%), 5/1/2024	1,028,291
1,860,000	Kettering, OH City School District, UT GO Bonds, 4.75% (FSA Inc. INS), 12/1/2020	1,845,715
1,500,000	Lake, OH Local School District, Stark County, UT GO Bonds, 5.75% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.90%), 12/1/2021	1,613,670
2,000,000	Licking Heights, OH Local School District, School Facilites Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.58%), 12/1/2024	2,141,740
2,070,000	Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.25% (United States Treasury PRF 12/1/2016@100), 12/1/2030	2,328,170
1,500,000	Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	1,275,060
1,000,000	Lorain County, OH, Hospital Revenue Bonds (Series 2006H), 5.00% (Catholic Healthcare Partners)/(Assured Guaranty Corp. INS), 2/1/2024	925,620
1,000,000	Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	841,460
1,500,000	Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	1,392,630
85,000	Lucas County, OH, LT GO Bonds, 6.65% (AMBAC Assurance Corporation INS), 12/1/2012	86,950
355,000	Mansfield City School District, OH, UT GO Bonds, 5.75% (United States Treasury PRF 6/1/2010@100), 12/1/2021	375,938
1,000,000	Marysville, OH Wastewater Treatment System, Revenue Bonds (Series 2007), 4.75% (SYNCORA GUARANTEE, INC. INS), 12/1/2047	692,220
500,000	Miami County, OH Hospital Facility, Revenue Bonds, 5.25% (Upper Valley Medical Center, OH), 5/15/2015	473,095
1,000,000	Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	819,800
1,000,000	Montgomery County, OH, MFH Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(Federal Home Loan Mortgage Corp. GTD), 11/1/2035	857,990
1,000,000	Montgomery County, OH, Revenue Bonds (Series 2008D), 6.125% (Catholic Health Initiatives)/(Original Issue Yield: 6.30%), 10/1/2028	979,130
2,290,000	North Olmsted, OH, LT GO Bonds, 6.20% (AMBAC Assurance Corporation INS), 12/1/2011	2,404,866
1,415,000	Oak Hills, OH Local School District, UT GO Bonds, 5.00% (FSA Inc. INS), 12/1/2025	1,391,129
880,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GNMA Collateralized Home Mortgage Program GTD), 9/1/2022	871,473
1,115,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GNMA Collateralized Home Mortgage Program GTD), 9/1/2028	1,023,693
135,000	Ohio HFA, SFM Revenue Bonds (Series A3), 4.35% (Federal Home Loan Bank System GTD), 9/1/2010	136,316
135,000	Ohio HFA, SFM Revenue Bonds (Series A3), 4.55% (Federal Home Loan Bank System GTD), 9/1/2011	136,011
510,000	Ohio HFA, SFM Revenue Bonds, 3.30% (GNMA COL), 9/1/2030	441,670
540,000	Ohio HFA, SFM Revenue Bonds, 3.65% (GNMA COL), 9/1/2011	531,117
995,000	Ohio HFA, SFM Revenue Bonds, 3.90% (GNMA COL), 3/1/2013	957,857
1,885,000	Ohio Municipal Electric Generation Agency, Revenue Bonds, 5.00% (AMBAC Assurance Corporation INS), 2/15/2014	1,961,644
665,000	Ohio State Economic Development, Enterprise Bond Fund Revenue Bonds, 4.40% (Farber Development I LLC), 12/1/2012	682,476
2,000,000	Ohio State Higher Educational Facilities, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	1,700,040
1,000,000	Ohio State Higher Educational Facilities, Higher Educational Facility Revenue Bonds, 5.125% (Oberlin College), 10/1/2024	1,001,420
1,875,000	Ohio State Higher Educational Facilities, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.), 1/15/2046	1,307,418
1,000,000	Ohio State Higher Educational Facilities, Revenue Bonds (Series 2002B), 5.50% (Case Western Reserve University, OH)/(United States Treasury PRF 10/1/2012@100), 10/1/2022	1,107,270
1,510,000	Ohio State Higher Educational Facilities, Revenue Bonds (Series 2006), 5.00% (University of Dayton)/(AMBAC Assurance Corporation INS), 12/1/2030	1,366,112
1,500,000	Ohio State Higher Educational Facilities, Revenue Bonds, 5.00% (John Carroll University, OH), 4/1/2032	1,237,725
1,000,000	Ohio State Higher Educational Facilities, Revenue Bonds, 5.00% (Otterbein College)/(CIFG Assurance NA INS), 12/1/2035	776,750
1,000,000	Ohio State Higher Educational Facilities, Revenue Bonds, 5.00% (University of Dayton)/(AMBAC Assurance Corporation INS), 12/1/2027	923,750
2,000,000	Ohio State Higher Educational Facilities, Revenue Bonds, 5.85% (John Carroll University, OH)/(United States Treasury PRF 4/1/2009@102)/(Original Issue Yield: 6.05%), 4/1/2020	2,072,260
475,000	Ohio State Higher Educational Facilities, Revenue Bonds, 3.50% (Ohio Northern University), 5/1/2010	475,404
300,000	Ohio State Higher Educational Facilities, Revenue Bonds, 4.75% (Mount Union College), 10/1/2016	295,641
2,000,000	Ohio State Higher Educational Facilities, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	1,925,800
750,000	Ohio State Higher Educational Facilities, Revenue Bonds, 5.00% (Mount Union College), 10/1/2031	624,000
3,115,000	Ohio State Higher Educational Facilities, Revenue Bonds, 5.00% (Xavier University)/(United States Treasury PRF), 5/1/2019	3,392,608
1,435,000	Ohio State Higher Educational Facilities, Revenue Bonds, 5.25% (John Carroll University, OH), 11/15/2014	1,477,103
1,000,000	Ohio State Higher Educational Facilities, Revenue Bonds, 5.50% (Denison University), 11/1/2012	1,073,170
6,500,000	Ohio State Higher Educational Facilities, Revenue Bonds, 6.25% (Case Western Reserve University, OH), 7/1/2014	7,122,050
1,000,000	Ohio State Higher Educational Facilities, Revenue Refunding Bonds (Series 2008C), 5.00% (Case Western Reserve University, OH), 12/1/2029	913,750
645,000	Ohio State Higher Educational Facilities, Revenue Bonds, 3.875% (Ohio Northern University), 5/1/2013	631,578
385,000	Ohio State Higher Educational Facilities, Revenue Bonds, 4.75% (Mount Union College), 10/1/2015	384,530
2,010,000	Ohio State Higher Educational Facilities, Revenue Bonds, 5.00% (Xavier University)/(Escrowed In Treasuries COL), 5/1/2016	2,189,131
1,490,000	Ohio State Higher Educational Facilities, Revenue Bonds, 5.25% (John Carroll University, OH), 11/15/2015	1,520,262
980,000	Ohio State Higher Educational Facilities, Revenue Bonds, 5.25% (Mount Union College), 10/1/2021	922,278
2,000,000	Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023	2,015,140
5,880,000	Ohio State University, Revenue Bonds, 5.25%, 6/1/2018	6,044,346
2,000,000	Ohio State Water Development Authority, PCRBs, 5.10% (United States Treasury PRF 6/1/2012@100), 12/1/2022	2,176,140
1,000,000	Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00%, 6/1/2028	979,260
1,200,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 98.376%), 1/1/2033	1,031,568
1,000,000	Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75%, 6/15/2019	1,087,140
2,310,000	Ohio State, UT GO Bonds, 4.25%, 5/1/2016	2,380,709
1,000,000	Ohio State, UT GO Bonds, 5.00%, 6/15/2013	1,083,300
2,000,000	Ohio Water Development Authority, Drinking Water Assistance Fund Refunding Revenue Bonds (Series 2008), 5.00% (Ohio State Water Development Authority), 12/1/2021	2,048,959
2,000,000	Olentangy, OH Local School District, UT GO Bonds, 5.00% (FSA Inc. INS), 12/1/2022	2,021,440
415,000	Orrville, OH CSD, UT GO Bonds, 4.50% (AMBAC Assurance Corporation INS), 12/1/2018	417,353
350,000	Orrville, OH CSD, UT GO Refunding Bonds, 5.00% (AMBAC Assurance Corporation INS), 12/1/2020	353,920
500,000	Orrville, OH CSD, UT GO Refunding Bonds, 5.00% (AMBAC Assurance Corporation INS), 12/1/2022	495,630
1,835,000	Otsego, OH Local School District, Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 5.15%), 12/1/2028	2,041,052
500,000	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	378,840
1,000,000	Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC Assurance Corporation INS)/(Original Issue Yield: 5.90%), 11/15/2019	906,450
1,000,000	Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (FSA Inc. INS), 1/15/2031	918,410
770,000	Richland County, OH Hospital Facilities, Revenue Bond, 5.00% (Medcentral Health System), 11/15/2015	737,437
1,500,000	Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	1,366,140
1,000,000	Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(United States Treasury PRF 10/1/2010@100)/(Original Issue Yield: 6.55%), 10/1/2020	1,081,530
945,000	Steubenville, OH, Revenue Bonds, 3.571% (Trinity Hospital Holding Co.), 10/1/2030	727,650
500,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	369,715
805,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2005C), 5.125% (Northwest Ohio Bond Fund), 11/15/2025	587,078
1,500,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,313,070
1,155,000	Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.00% (Crocker Park Public Improvement Project), 12/1/2008	1,155,139
1,110,000	Toledo-Lucas County, OH Port Authority, Special Assessment Bonds, 5.00% (Crocker Park Public Improvement Project), 12/1/2009	1,122,599
1,375,000	Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	1,127,033
2,000,000	Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset Assurance, Inc. INS), 10/1/2026	1,691,520
2,000,000	University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (FSA Inc. INS), 1/1/2027	1,936,380
2,015,000	University of Akron, OH, General Receipts Revenue Bonds, 5.50% (United States Treasury PRF)/(Original Issue Yield: 5.70%), 1/1/2020	2,116,314
300,000	University of Cincinnati, OH, Certificate of Participation, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.15%), 6/1/2010	308,658
100,000	University of Cincinnati, OH, General Receipts Revenue Bond (Series AO), 5.75% (United States Treasury PRF 12/1/2009@101)/(Original Issue Yield: 5.90%), 6/1/2019	105,590
1,025,000	University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC Assurance Corporation INS), 6/1/2026	954,767
1,000,000	Warrensville Heights, OH School District, UT GO Bonds, 5.75% (United States Treasury PRF 12/1/2010@101)/(Original Issue Yield: 5.83%), 12/1/2024	1,085,410
1,995,000	Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GNMA Collateralized Home Mortgage Program GTD), 2/20/2043	1,858,323
	TOTAL	176,573,984
	Puerto Rico—2.5%
2,000,000	Commonwealth of Puerto Rico, UT GO Refunding Bonds (Series A), 5.00% TOBs, Mandatory Tender 7/1/2012	1,974,740
1,000,000	Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	917,980
990,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	862,587
470,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	334,386
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	638,070
	TOTAL	4,727,763
	Virgin Islands — 0.1%
305,000	Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/(Original Issue Yield: 6.522%), 3/1/2025	289,723
	TOTAL MUNICIPAL BONDS …….(IDENTIFIED COST $191,431,416)	181,591,470
	SHORT-TERM MUNICIPALS — 2.4%[1]
	Ohio—2.4%
3,200,000	Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 12/4/2008	3,200,000
1,300,000	Ohio State Higher Educational Facilities, (Series B-3) Daily VRDNs (Cleveland Clinic), 0.750%, 12/1/2008	1,300,000
	TOTAL SHORT-TERM MUNICIPALS …….(AT AMORTIZED COST)	4,500,000
	TOTAL MUNICIPAL INVESTMENTS—97.7% …….(IDENTIFIED COST $195,931,416)[2]	186,091,470
	OTHER ASSETS AND LIABILITIES – NET – 2.3%[3]	4,460,115
	TOTAL NET ASSETS – 100%	$190,551,585

Securities that are subject to the federal alternative minimum tax (AMT) represent 5.4% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown on Variable Rate Demand Notes.
2
At November 30, 2008, the cost of investments for federal tax purposes was $195,931,416.  The net unrealized depreciation of investments for federal tax purposes was $9,839,946.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,486,684 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,326,630.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                           Investments in
Securities
Level 1 – Quoted Prices                                                                           $                      -
Level 2 – Other Significant Observable Inputs                                                                                           186,091,470
Level 3 – Significant Unobservable Inputs                                                                                                             -
   Total                                                                           $    186,091,470

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LLC	--Limited Liability Corporation
LT	--Limited Tax
MFH	--Multi-Family Housing
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Federated Pennsylvania Municipal Income Fund

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount	Value

		MUNICIPAL BONDS — 98.9%
		Pennsylvania — 98.5%
$1,500,000		Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project)/(United States Treasury PRF 12/15/2010@101), 12/15/2018	$1,635,765
4,250,000		Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport)/(FGIC and MBIA Insurance Corp. INSs), 1/1/2017	4,260,667
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95% (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032	805,400
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25% (Chatham College)/(Original Issue Yield: 5.35%), 11/15/2016	927,200
2,200,000		Allegheny County, PA Higher Education Building Authority, University Revenue Bonds (Series 2006A), 4.75% (Robert Morris University), 2/15/2026	1,501,588
250,000		Allegheny County, PA Higher Education Building Authority, University Revenue Bonds, 5.125% (Carnegie Mellon University)/(Original Issue Yield: 5.39%), 3/1/2032	235,570
2,500,000		Allegheny County, PA Hospital Development, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.70%), 11/15/2030	2,867,225
2,315,000		Allegheny County, PA Hospital Development, Health System Revenue Bonds (Series 2007A), 5.375% (West Penn Allegheny Health System), 11/15/2040	1,283,575
1,555,000		Allegheny County, PA Hospital Development, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,517,742
2,000,000		Allegheny County, PA Hospital Development, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.34%), 5/1/2023	1,532,820
2,000,000		Allegheny County, PA Hospital Development, Revenue Bonds , 5.50% (Catholic Health East)/(Original Issue Yield: 5.60%), 11/15/2032	1,587,680
1,500,000		Allegheny County, PA Hospital Development, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018	1,332,405
1,000,000	[1,2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	784,630
3,185,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50% (Marathon Oil Corp.), 12/1/2029	2,315,081
1,250,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60% (Marathon Oil Corp.), 9/1/2030	892,100
1,385,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,197,734
1,500,000		Allegheny County, PA IDA, Health Care Facilites Revenue Refunding Bonds (Series 1998), 5.75% (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023	1,116,315
900,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources, Inc. Project)/(United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 6.75%), 9/1/2031	1,003,077
905,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources, Inc. Project), 9/1/2031	640,034
3,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00% (United States Treasury PRF 3/1/2009@101)/(Original Issue Yield: 6.05%), 3/1/2019	3,067,890
355,000		Allegheny County, PA Residential Finance Authority, SFM Revenue Bonds (Series 2001KK-1), 5.375% (GNMA Collateralized Home Mortgage Program GTD), 5/1/2022	323,994
270,000		Allegheny County, PA Residential Finance Authority, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA Collateralized Home Mortgage Program COL), 5/1/2020	262,651
100,000		Allegheny County, PA, UT GO Bonds (Series C-48), 4.90% (MBIA Insurance Corp. INS 10/1/2009@100)/(United States Treasury PRF 10/1/2009@100)/(Original Issue Yield: 5.03%), 10/1/2016	102,985
1,435,000		Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	1,307,314
2,000,000		Allentown, PA School District, UT GO Bonds (Series 2008A), 5.00%, 2/15/2023	1,871,920
2,000,000		Bethlehem, PA Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series 1999), 5.50% (Bethlehem Area Vocational-Technical School)/(United States Treasury PRF 9/1/2009@100)/(Original Issue Yield: 5.55%), 9/1/2020	2,065,780
3,000,000		Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70% (International Paper Co.), 3/1/2019	1,996,260
1,300,000		Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice, Inc.), 1/1/2035	919,035
750,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.12%), 10/1/2027	846,180
500,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.16%), 10/1/2034	564,120
2,000,000		Bucks County, PA IDA, Revenue Bonds (Series 2007A), 5.00% (School Lane Charter School), 3/15/2037	1,239,820
500,000		Bucks County, PA Water & Sewer Authority, Revenue Bonds, 5.25% (Neshaminy Interceptor Sewer System)/(United States Treasury PRF 6/1/2009@100)/(Original Issue Yield: 5.30%), 6/1/2011	510,555
820,000		Carbon County, PA IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project), 5/1/2010	831,496
1,055,000		Catasauqua, PA Area School District, UT GO Bonds, 5.00% (FSA, Inc. INS), 2/15/2031	975,020
250,000		Center City District, PA, Refunding Revenue Bonds, 4.75% (AMBAC Assurance Corporation INS), 12/1/2025	229,715
2,000,000		Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031	1,425,980
6,150,000		Commonwealth of Pennsylvania, UT GO Bonds (Series 2007A), 5.00%, 8/1/2023	6,185,731
200,000		Commonwealth of Pennsylvania, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2011	204,886
330,000		Conneaut, PA School District, UT GO Refunding Bonds, 4.90% (FSA, Inc. INS)/(Original Issue Yield: 5.00%), 5/1/2009	334,445
1,000,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	839,300
1,250,000		Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson College)/(United States Treasury PRF 11/1/2010@100)/(Original Issue Yield: 5.70%), 11/1/2025	1,335,775
1,000,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.40%), 1/1/2025	1,170,550
2,305,000		Delaware County, PA Authority, Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(United States Treasury PRF 7/1/2009@100)/(Original Issue Yield: 5.95%), 7/1/2019	2,367,742
750,000		Delaware County, PA, UT GO Bonds, 5.125%, 10/1/2010	767,730
1,000,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 5.25% (United States Treasury PRF 7/1/2013@100), 7/1/2020	1,110,310
1,500,000		Delaware River Port Authority Revenue, Revenue Bonds (Series 1999), 6.00% (FSA, Inc. INS), 1/1/2019	1,537,815
2,000,000		Delaware River Port Authority Revenue, Revenue Bonds, 6.00% (FSA, Inc. INS), 1/1/2018	2,050,420
10,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60% (AMBAC Assurance Corporation INS), 7/1/2017	10,432,099
1,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1998A), 5.50% (AMBAC Assurance Corporation INS), 8/1/2028	955,950
2,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	2,136,020
4,100,000		Erie County, PA Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St. Mary's Home of Erie)/(United States Treasury PRF 8/15/2009@100)/(Original Issue Yield: 6.05%), 8/15/2019	4,238,006
1,500,000		Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (Hamot Health Foundation)/(CIFG Assurance NA INS), 11/1/2035	1,086,270
1,000,000		Erie County, PA Hospital Authority, Revenue Bonds (Series 2007), 5.00% (Hamot Health Foundation)/(CIFG Assurance NA INS), 11/1/2037	715,260
570,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 5.00% (Mercyhurst College)/(Original Issue Yield: 5.11%), 3/15/2023	442,058
1,000,000		Erie, PA Higher Education Building Authority, Revenue Bonds (Series 2007 GG3), 5.00% (Gannon University)/(Radian Asset Assurance, Inc. INS), 5/1/2032	761,870
6,665,000	[1]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.05% (Geisinger Health System), 2/1/2015	2,207,781
2,000,000		Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	1,871,760
2,000,000		Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/(AMBAC Assurance Corporation INS), 11/1/2029	1,706,100
500,000		Jim Thorpe Area School District, PA, UT GO Bonds (Series 1997AA), 5.30% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.45%), 3/15/2016	534,860
1,000,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875% (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031	852,430
1,000,000		Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General Hospital)/(United States Treasury PRF 9/15/2013@100)/(Original Issue Yield: 5.63%), 3/15/2026	1,106,400
2,000,000		Lancaster County, PA, UT GO Bonds, Series A, 5.80% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.84%), 5/1/2015	2,113,180
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	998,580
250,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Villiage Project)/(United States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 7.70%), 5/1/2022	272,667
1,000,000		Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(United States Treasury PRF 11/15/2011@102)/(Original Issue Yield: 7.75%), 11/15/2031	1,156,170
1,000,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	865,260
2,000,000		Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital of Bethlehem)/(United States Treasury PRF 8/15/2013@100)/(Original Issue Yield: 5.42%), 8/15/2023	2,224,700
2,250,000		Lehigh County, PA General Purpose Authority, Revenue Bonds (Series 2005B), 5.00% (Lehigh Valley Health Network)/(FSA, Inc. INS), 7/1/2035	1,857,285
1,000,000		Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.02%), 5/15/2025	888,830
2,000,000		Luzerne County, PA, UT GO Bonds (Series 2008A), 5.00% (FSA, Inc. INS), 12/15/2027	1,914,660
2,250,000		Lycoming County PA Authority, College Revenue Bonds (Series 2008), 5.50% (Pennsylvania College of Technology)/(Assured Guaranty Corp. INS), 10/1/2032	2,078,663
535,000		Lycoming County PA Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022	438,491
1,000,000		Lycoming County PA Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital, PA)/(AMBAC Assurance Corporation INS)/(Original Issue Yield: 5.90%), 11/15/2022	843,220
1,000,000		McKean County, PA Hospital Authority, Hospital Revenue Bonds, 5.25% (Bradford Regional Medical Center)/(ACA Financial Guaranty Company INS), 10/1/2030	633,700
1,000,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono Medical Center)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.60%), 1/1/2022	858,100
1,000,000		Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(United States Treasury PRF 1/1/2014@100)/(Original Issue Yield: 6.17%), 1/1/2043	1,139,130
2,000,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CIFG Assurance NA INS), 5/1/2031	1,741,780
1,250,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009@102)/(Original Issue Yield: 7.472%), 12/1/2024	1,337,850
1,000,000		Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035	653,340
1,000,000		Montgomery County, PA IDA, Revenue Bonds (Series 2006A), 5.00% (Foulkeways at Gwynedd), 12/1/2030	702,810
1,000,000		Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial Hospital)/(Original Issue Yield: 5.75%), 7/1/2032	773,990
1,000,000		New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.125% (Westminster College)/(Radian Asset Assurance, Inc. INS), 5/1/2033	767,650
1,000,000		North Hills, PA School District, GO Bonds, Series 2000, 5.50% (United States Treasury PRF 7/15/2010@100)/(Original Issue Yield: 5.576%), 7/15/2024	1,060,070
150,000		North Penn, PA School District, UT GO Bonds, 4.50% (FSA, Inc. INS)/(Original Issue Yield: 4.60%), 9/1/2010	152,537
1,000,000		Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service, Inc.)/(ACA Financial Guaranty Company INS)/(Original Issue Yield: 5.80%), 2/15/2033	681,730
3,000,000		Norwin, PA School District, UT GO Bonds, 6.00% (United States Treasury PRF 4/1/2010@100)/(Original Issue Yield: 6.12%), 4/1/2024	3,167,010
1,000,000		Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.843%), 9/1/2016	1,153,110
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	562,930
900,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	893,943
2,000,000		Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	1,278,800
1,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2030	790,580
1,000,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2014	885,760
1,000,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management, Inc.), 10/1/2027	661,740
1,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021	912,360
175,000		Pennsylvania HFA, SFM Revenue Bonds, Series 62A, 5.50%, 10/1/2022	161,875
2,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2006-92A), 4.75%, 4/1/2031	1,459,400
3,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2006-95A), 4.90%, 10/1/2037	2,179,290
2,590,000		Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125% (United States Treasury PRF 12/15/2010@100), 12/15/2019	2,808,570
1,020,000		Pennsylvania State Higher Education Facilities Authority, 5.125% (Gwynedd-Mercy College)/(Radian Asset Assurance, Inc. INS), 5/1/2032	802,230
2,000,000		Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds, 5.625% (University of the Arts)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.78%), 3/15/2025	1,783,060
1,000,000		Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007), 5.00% (Bryn Mawr College)/(AMBAC Assurance Corporation INS), 12/1/2037	873,200
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,504,530
1,330,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25% (Clarion University Foundation, Inc.)/(SYNCORA GUARANTEE, INC. INS), 7/1/2018	1,274,805
1,490,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25% (Dickinson College)/(Radian Asset Assurance, Inc. INS), 11/1/2018	1,418,376
1,350,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032	971,528
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00% (Elizabethtown College)/(Radian Asset Assurance, Inc. INS), 12/15/2027	826,030
6,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2007A), 3.251% (Foundation for Indiana University of Pennsylvania)/(SYNCORA GUARANTEE, INC. INS), 7/1/2039	2,550,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Drexel University)/(MBIA Insurance Corp. INS), 5/1/2037	2,611,350
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008), 5.00% (University of the Sciences in Philadelphia)/(Assured Guaranty Corp. INS), 11/1/2032	1,818,320
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008), 6.00% (Edinboro University Foundation), 7/1/2042	713,810
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 200B), 5.50% (University of Pennsylvania Health System)/(Original Issue Yield: 5.65%), 8/15/2018	2,008,480
1,160,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25% (Lycoming College)/(Radian Asset Assurance, Inc. INS), 11/1/2024	1,033,572
1,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00% (York College of Pennsylvania)/(SYNCORA GUARANTEE, INC. INS), 11/1/2033	1,070,675
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Philadelphia University)/(Original Issue Yield: 5.22%), 6/1/2035	670,270
750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University), 7/15/2039	520,793
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener University)/(Original Issue Yield: 5.42%), 7/15/2024	828,560
3,150,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	2,507,526
2,495,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(United States Treasury PRF 6/1/2010@100), 6/1/2024	2,657,924
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, Series A, 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	1,441,350
1,500,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series 2003A), 5.00% (California University of Pennsylvania)/(Original Issue Yield: 5.08%), 7/1/2023	1,058,685
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(SYNCORA GUARANTEE, INC. INS), 7/1/2039	1,514,340
1,500,000		Pennsylvania State IDA, EDRBs (Series 2002), 5.50% (AMBAC Assurance Corporation INS), 7/1/2020	1,524,825
5,740,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (AMBAC Assurance Corporation INS), 12/1/2026	5,249,000
1,500,000		Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029	1,414,800
1,000,000		Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2035	909,490
1,600,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,143,520
2,120,000		Philadelphia, PA Authority for Industrial Development, Lease Revenue Bonds (Series 2001B), 5.50% (United States Treasury PRF 10/1/2011@101), 10/1/2021	2,325,386
5,000,000		Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC Assurance Corporation INS), 10/1/2037	3,931,050
960,000		Philadelphia, PA Redevelopment Authority, MFH Refunding Revenue Bonds (Series 1998), 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	938,621
1,250,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex), 7/1/2019	1,015,550
1,000,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student Housing Complex), 7/1/2023	764,830
1,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (United States Treasury PRF 8/1/2012@100), 8/1/2022	1,109,300
3,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	2,906,730
2,610,000		Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2001A), 5.00% (United States Treasury PRF 11/1/2012@100)/(Original Issue Yield: 5.10%), 11/1/2031	2,848,658
500,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2011	534,645
500,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2012	541,955
2,000,000		Philadelphia, PA, Refunding UT GO Bonds (Series 2008A), 5.25% (FSA, Inc. INS), 12/15/2032	1,761,800
6,500,000		Philadelphia, PA, UT GO Bonds, 5.00% (CIFG Assurance NA INS), 8/1/2026	5,465,590
50,000		Pittsburgh, PA Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series 1999), 5.00% (AMBAC Assurance Corporation INS), 2/1/2010	51,067
2,880,000		Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (United States Treasury PRF 6/1/2010@100)/(Original Issue Yield: 6.02%), 12/1/2020	3,060,518
355,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%, 10/1/2009	359,122
1,075,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%, 10/1/2022	1,033,645
1,270,000		Pittsburgh, PA Urban Redevelopment Authority, MFH Revenue Bonds (Series 2006), 4.90% (West Park Court)/(GNMA COL), 11/20/2047	880,834
1,000,000		Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80%, 4/1/2028	864,700
1,885,000		Pittsburgh, PA Water & Sewer Authority, Water & Sewer System Revenue Bonds, 5.00% (United States Treasury PRF 9/1/2015@100), 9/1/2024	2,068,034
3,000,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00% (FSA, Inc. INS), 9/1/2025	2,920,110
2,855,000		Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (United States Treasury PRF 9/1/2009@100)/(Original Issue Yield: 5.852%), 9/1/2019	2,952,698
1,500,000		Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (United States Treasury PRF 9/1/2009@100)/(Original Issue Yield: 5.94%), 9/1/2024	1,551,330
3,000,000		Pittsburgh, PA, UT GO Bonds (Series 2001A), 5.50% (AMBAC Assurance Corporation INS), 9/1/2015	3,029,970
2,165,000		Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027	2,105,376
2,040,000		Riverside, PA School District, UT GO Bonds, 5.50% (United States Treasury PRF 10/15/2010@100)/(Original Issue Yield: 5.57%), 10/15/2020	2,177,537
1,000,000		Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 3/1/2030	875,240
390,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds [Series 2002A], 5.75% (Guthrie Healthcare System, PA)/(Original Issue Yield: 5.90%), 12/1/2021	361,351
1,110,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds [Series 2002A], 5.75% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 5.90%), 12/1/2021	1,227,394
225,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds [Series 2002A], 5.875% (Guthrie Healthcare System, PA)/(Original Issue Yield: 6.00%), 12/1/2031	191,502
775,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds [Series 2002A], 5.875% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 6.00%), 12/1/2031	859,754
7,440,000		Scranton, PA Sewer Authority, Sewer Revenue Bonds, 5.00% (FSA, Inc. INS), 12/1/2036	6,454,794
1,000,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031	1,124,900
3,000,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 5.00% (University of Scranton)/(SYNCORA GUARANTEE, INC. INS), 11/1/2037	2,514,990
1,295,000		Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2029	901,812
540,000		Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated Group)/(Escrowed In Treasuries COL), 5/15/2026	547,501
2,460,000		Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated Group)/(United States Treasury PRF 5/15/2011@101), 5/15/2026	2,685,828
500,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic Health East)/(Original Issue Yield: 5.15%), 11/15/2021	434,955
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic Health East)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 5.42%), 11/15/2034	1,125,020
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic Health East)/(United States Treasury PRF 11/15/2014@100), 11/15/2024	1,131,790
400,000		State Public School Building Authority, PA, Revenue Bonds, 4.90% (Garnet Valley School District Project)/(United States Treasury COL), 2/1/2010	414,828
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(SYNCORA GUARANTEE, INC. INS), 3/15/2027	1,737,400
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(SYNCORA GUARANTEE, INC. INS), 3/15/2029	1,702,260
1,000,000	[1,2]	Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	716,290
1,245,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2021	1,259,342
1,250,000		Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community Hospital)/(Radian Asset Assurance, Inc. INS), 8/1/2024	982,438
550,000		Unity Township, PA Municipal Authority, Sewer Revenue Bonds, 5.00% (FSA, Inc. INS), 12/1/2034	481,228
400,000		Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In Treasuries COL), 12/15/2018	509,412
745,000		Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	498,323
1,885,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020	1,716,613
1,000,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/(Original Issue Yield: 6.30%), 1/1/2032	821,410
695,000		West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In Treasuries COL), 11/15/2014	842,291
1,000,000		Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Seniorcare Obligated Group)/(United States Treasury PRF)/(Original Issue Yield: 8.25%), 11/15/2023	1,118,410
1,500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2026	1,108,290
2,660,000		Westmoreland County, PA Municipal Authority, Municipal Service Refunding Revenue Bonds (Series 2006A), 5.00% (FSA, Inc. INS), 8/15/2028	2,470,714
35,000		Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125% (Escrowed In Treasuries COL), 7/1/2010	36,785
3,000,000		Wilkes-Barre, PA Finance Authority, University Refunding Revenue Bonds (Series 2007), 5.00% (Wilkes University), 3/1/2037	1,985,190
		TOTAL	264,736,812
		Puerto Rico—0.4%
1,000,000		Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026	1,057,320
		TOTAL MUNICIPAL INVESTMENTS—98.9% …….(IDENTIFIED COST $300,547,417)[3]	265,794,132
		OTHER ASSETS AND LIABILITIES – NET – 1.1%[4]	3,063,476
		TOTAL NET ASSETS – 100%	$268,857,608

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.6% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2008, these restricted securities amounted to $3,708,701 which represented 1.4% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2008, these liquid restricted securities amounted to $1,500,920, which represented 0.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under rule 144A that have been deemed liquid by the Trustees, held at November 30, 2008, is as follows:

Security                                                     Acquisition Date                                                     Acquisition Cost
Geisinger Authority,
PA Health System,
DRIVERs (Series 1834),
3.05%, (Geisinger Health
System), 2/1/2015                                   5/1/2007-10/13/2008                                             $6,667,489

3
At November 30, 2008, the cost of investments for federal tax purposes was $300,547,417. The net unrealized depreciation of investments for federal tax purposes was $34,753,285.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,484,448 and net unrealized depreciation from investments for those securities having and excess of cost over value of $41,237,733.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                                Investments in
Securities
        Level 1 – Quoted Prices                                                                                     $                   0
        Level 2 – Other Significant Observable Inputs                                                                                                   265,794,132
        Level 3 – Significant Unobservable Inputs                                                                                                                     0
        Total                                                                           $ 265,794,132

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LT	--Limited Tax
MFH	--Multi-Family Housing
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Municipal Securities Income Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009